UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05002

Deutsche DWS Variable Series II

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1.	Reports to Stockholders.

(a)

DWS Global Income Builder VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Global Income Builder VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	112,187,380
Number of Portfolio Holdings	331
Portfolio Turnover Rate (%)	80
Total Net Advisory Fees Paid ($)	200,061

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	62%
Corporate Bonds	25%
Government & Agency Obligations	11%
Asset-Backed	10%
Collateralized Mortgage Obligations	5%
Mortgage-Backed Securities Pass-Throughs	5%
Commercial Mortgage-Backed Securities	3%
Exchange-Traded Funds-Fixed Income	3%
Equity Exposure	62%
Common Stocks	31%
Equity Index Futures	29%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(3%)

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	72%
Non US	51%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2GIB-TSRS-A

R-102124-2 (08/25)

DWS High Income VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS High Income VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	42,819,593
Number of Portfolio Holdings	276
Portfolio Turnover Rate (%)	89
Total Net Advisory Fees Paid ($)	57,103

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	89%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	3%
Convertible Bonds	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Energy	16%
Materials	15%
Consumer Discretionary	12%
Industrials	9%
Financials	8%
Health Care	5%
Utilities	5%
Information Technology	3%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
AA	3%
BBB	5%
BB	53%
B	29%
CCC	7%
Not Rated	1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2HI-TSRS-A

R-101790-2 (08/25)

DWS International Opportunities VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS International Opportunities VIP (formerly, DWS International Growth VIP) (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	21,437,493
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	10,499

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Information Technology	19%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	4%
Energy	3%
Materials	3%

Geographical Diversification

Country	% of Net Assets
Germany	18%
France	12%
United States	9%
Switzerland	9%
Netherlands	7%
Canada	6%
Japan	5%
Singapore	5%
China	5%
United Kingdom	5%
Other	19%

Ten Largest Equity Holdings

Holdings	31.6% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.6%
Deutsche Boerse AG (Germany)	3.5%
Allianz SE (Germany)	3.5%
Brookfield Corp. (Canada)	3.4%
Lonza Group AG (Switzerland)	3.3%
SAP SE (Germany)	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.2%
Spotify Technology SA (Sweden)	3.1%
Vinci SA (France)	2.5%
Tencent Holdings Ltd. (China)	2.2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2IO-TSRS-A

R-101788-2 (08/25)

DWS Alternative Asset Allocation VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Net Assets ($)	405,126,911
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	202,808

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Real Asset	44%
DWS RREEF Global Infrastructure Fund	18%
DWS Enhanced Commodity Strategy Fund	16%
DWS RREEF Real Estate Securities Fund	10%
Alternative Fixed Income	28%
DWS Floating Rate Fund	12%
iShares JP Morgan USD Emerging Markets Bond ETF	8%
SPDR Blackstone Senior Loan ETF	5%
DWS Emerging Markets Fixed Income Fund	3%
Alternative Equity	15%
SPDR Bloomberg Convertible Securities ETF	9%
Xtrackers RREEF Global Natural Resources ETF	4%
iShares Preferred & Income Securities ETF	2%
Absolute Return	9%
DWS Global Macro Fund	9%
Cash Equivalents	4%
DWS Central Cash Management Government Fund	4%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. The Fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include: stock market risk; the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets; credit and interest rate risk; floating rate loan risk; volatility, infrastructure and high-yield debt securities. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. The Fund may use derivatives, including as part of its currency and interest-rate strategies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The success of the Fund’s currency and interest-rate strategies are dependent, in part, on the effectiveness and implementation of portfolio management’s proprietary models. As part of these strategies, the Fund’s exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. The risk of loss is heightened during periods of rapid rises in interest rates. In addition, the notional amount of the Fund’s aggregate currency and interest-rate exposure resulting from these strategies may significantly exceed the net assets of the Fund. Please read the prospectus for additional risks and specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2AAA-TSRS-A

R-101787-2 (08/25)

DWS Alternative Asset Allocation VIP

Class B

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

Net Assets ($)	405,126,911
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	202,808

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Real Asset	44%
DWS RREEF Global Infrastructure Fund	18%
DWS Enhanced Commodity Strategy Fund	16%
DWS RREEF Real Estate Securities Fund	10%
Alternative Fixed Income	28%
DWS Floating Rate Fund	12%
iShares JP Morgan USD Emerging Markets Bond ETF	8%
SPDR Blackstone Senior Loan ETF	5%
DWS Emerging Markets Fixed Income Fund	3%
Alternative Equity	15%
SPDR Bloomberg Convertible Securities ETF	9%
Xtrackers RREEF Global Natural Resources ETF	4%
iShares Preferred & Income Securities ETF	2%
Absolute Return	9%
DWS Global Macro Fund	9%
Cash Equivalents	4%
DWS Central Cash Management Government Fund	4%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. The Fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include: stock market risk; the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets; credit and interest rate risk; floating rate loan risk; volatility, infrastructure and high-yield debt securities. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. The Fund may use derivatives, including as part of its currency and interest-rate strategies. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The success of the Fund’s currency and interest-rate strategies are dependent, in part, on the effectiveness and implementation of portfolio management’s proprietary models. As part of these strategies, the Fund’s exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. The risk of loss is heightened during periods of rapid rises in interest rates. In addition, the notional amount of the Fund’s aggregate currency and interest-rate exposure resulting from these strategies may significantly exceed the net assets of the Fund. Please read the prospectus for additional risks and specific details regarding the Fund's risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2AAA-TSRS-B

R-101787-2 (08/25)

DWS CROCI® U.S. VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS CROCI® U.S. VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	130,280,460
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	325,499

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	17%
Industrials	13%
Information Technology	12%
Consumer Staples	10%
Communication Services	9%
Consumer Discretionary	9%
Energy	5%
Materials	1%

Ten Largest Equity Holdings

Holdings	31.2% of Net Assets
Johnson & Johnson	3.8%
Cognizant Technology Solutions Corp.	3.6%
Fox Corp.	3.5%
JPMorgan Chase & Co.	3.3%
D.R. Horton, Inc.	3.1%
Bristol-Myers Squibb Co.	3.0%
PACCAR, Inc.	2.9%
Kraft Heinz Co.	2.8%
Synchrony Financial	2.6%
State Street Corp.	2.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2CUS-TSRS-A

R-101791-2 (08/25)

DWS Government Money Market VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Government Money Market VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	205,156,475
Number of Portfolio Holdings	44
Total Net Advisory Fees Paid ($)	248,905
Weighted Average Maturity	20 days
7-Day Current Yield	3.96%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of June 30, 2025.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	63%
Government & Agency Obligations	37%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2GMM-TSRS-A

R-101789-2 (08/25)

DWS Small Mid Cap Growth VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Small Mid Cap Growth VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.82%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	46,845,036
Number of Portfolio Holdings	111
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	127,356

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	22%
Information Technology	22%
Health Care	20%
Financials	11%
Consumer Discretionary	10%
Consumer Staples	4%
Materials	3%
Energy	3%
Real Estate	3%
Communication Services	1%

Ten Largest Equity Holdings

Holdings	27.4% of Net Assets
Advanced Energy Industries, Inc.	3.6%
Tyler Technologies, Inc.	3.3%
Casey's General Stores, Inc.	3.1%
RadNet, Inc.	2.9%
Rush Enterprises, Inc.	2.7%
Varonis Systems, Inc.	2.5%
TopBuild Corp.	2.4%
HEICO Corp.	2.4%
Builders FirstSource, Inc.	2.3%
Allegion PLC	2.2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2SMCG-TSRS-A

R-101792-2 (08/25)

DWS Small Mid Cap Value VIP

Class A

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	76,471,260
Number of Portfolio Holdings	117
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	219,102

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	17%
Consumer Discretionary	10%
Information Technology	10%
Real Estate	9%
Health Care	7%
Energy	6%
Materials	6%
Utilities	4%
Communication Services	4%
Consumer Staples	3%

Ten Largest Equity Holdings

Holdings	18.3% of Net Assets
First BanCorp.	2.0%
Gaming and Leisure Properties, Inc.	1.9%
Solaris Energy Infrastructure, Inc.	1.9%
UMB Financial Corp.	1.9%
Cal-Maine Foods, Inc.	1.9%
Ligand Pharmaceuticals, Inc.	1.8%
Carvana Co.	1.8%
Hancock Whitney Corp.	1.7%
Everest Group Ltd.	1.7%
EnerSys	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2SMCV-TSRS-A

R-101793-2 (08/25)

DWS Small Mid Cap Value VIP

Class B

Semi-Annual Shareholder Report — June 30, 2025

This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.23%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	76,471,260
Number of Portfolio Holdings	117
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	219,102

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	17%
Consumer Discretionary	10%
Information Technology	10%
Real Estate	9%
Health Care	7%
Energy	6%
Materials	6%
Utilities	4%
Communication Services	4%
Consumer Staples	3%

Ten Largest Equity Holdings

Holdings	18.3% of Net Assets
First BanCorp.	2.0%
Gaming and Leisure Properties, Inc.	1.9%
Solaris Energy Infrastructure, Inc.	1.9%
UMB Financial Corp.	1.9%
Cal-Maine Foods, Inc.	1.9%
Ligand Pharmaceuticals, Inc.	1.8%
Carvana Co.	1.8%
Hancock Whitney Corp.	1.7%
Everest Group Ltd.	1.7%
EnerSys	1.7%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller and medium company stocks tend to be more volatile than large company stocks. The impact of the use of quantitative models and the analysis of specific metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. Quantitative models also entail the risk that the models themselves may be limited or incorrect. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

VS2SMCV-TSRS-B

R-101793-2 (08/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Alternative Asset Allocation VIP

Contents
3	Investment Portfolio
5	Statement of Assets and Liabilities
5	Statement of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
9	Notes to Financial Statements
13	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Mutual Funds 67.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	1,472,773	10,913,251
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	11,078,079	64,252,860
DWS Floating Rate Fund "Institutional" (a)	6,460,566	48,325,033
DWS Global Macro Fund "Institutional" (a)	3,563,592	38,344,250
DWS RREEF Global Infrastructure Fund "Institutional" (a)	4,409,184	73,765,644
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,787,626	38,541,220
Total Mutual Funds (Cost $278,889,197)		274,142,258
Exchange-Traded Funds 28.8%
iShares JP Morgan USD Emerging Markets Bond ETF	375,325	34,762,601
iShares Preferred & Income Securities ETF	266,851	8,186,989
	Shares	Value ($)
SPDR Blackstone Senior Loan ETF	500,000	20,795,000
SPDR Bloomberg Convertible Securities ETF	420,252	34,738,030
Xtrackers RREEF Global Natural Resources ETF (b)	712,119	18,094,944
Total Exchange-Traded Funds (Cost $104,735,246)		116,577,564
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.37% (a) (c) (Cost $14,678,643)	14,678,643	14,678,643

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $398,303,086)	100.1	405,398,465
Other Assets and Liabilities, Net	(0.1)	(271,554)
Net Assets	100.0	405,126,911
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Mutual Funds 67.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
10,305,949	403,046	—	—	204,256	403,046	—	1,472,773	10,913,251
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
61,166,450	1,160,943	—	—	1,925,467	1,160,943	—	11,078,079	64,252,860
DWS Floating Rate Fund "Institutional" (a)
47,133,092	1,748,881	—	—	(556,940)	1,748,881	—	6,460,566	48,325,033
DWS Global Macro Fund "Institutional" (a)
35,619,091	278,180	—	—	2,446,979	278,180	—	3,563,592	38,344,250
DWS RREEF Global Infrastructure Fund "Institutional" (a)
65,900,312	829,741	—	—	7,035,591	829,741	—	4,409,184	73,765,644
DWS RREEF Real Estate Securities Fund "Institutional" (a)
38,270,670	453,645	—	—	(183,095)	453,645	—	1,787,626	38,541,220
Exchange-Traded Funds 4.5%
Xtrackers RREEF Global Natural Resources ETF (b)
16,872,876	—	—	—	1,222,068	222,017	—	712,119	18,094,944
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.37% (a) (c)
13,684,056	31,474,361	30,479,774	—	—	295,098	—	14,678,643	14,678,643
288,952,496	36,348,797	30,479,774	—	12,094,326	5,391,551	—	44,162,582	306,915,845

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 3

(c)	The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$274,142,258	$—	$—	$274,142,258
Exchange-Traded Funds	116,577,564	—	—	116,577,564
Short-Term Investments	14,678,643	—	—	14,678,643
Total	$405,398,465	$—	$—	$405,398,465
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated Underlying Funds, at value (cost $85,522,276)	$98,482,620
Investments in affiliated Underlying Funds, at value (cost $312,780,810)	306,915,845
Cash	10,000
Receivable for Fund shares sold	64,772
Other assets	3,136
Total assets	405,476,373
Liabilities
Payable for Fund shares redeemed	76,537
Accrued management fee	33,810
Accrued Trustees' fees	2,907
Other accrued expenses and payables	236,208
Total liabilities	349,462
Net assets, at value	$405,126,911
Net Assets Consist of
Distributable earnings (loss)	9,146,507
Paid-in capital	395,980,404
Net assets, at value	$405,126,911
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($55,709,837 ÷ 4,256,234 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.09
Class B
Net Asset Value, offering and redemption price per share ($349,417,074 ÷ 26,653,173 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.11
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends	$2,103,906
Income distributions from affiliated Underlying Funds	5,391,551
Total income	7,495,457
Expenses:
Management fee	202,808
Administration fee	196,723
Services to shareholders	859
Record keeping fee (Class B)	231,564
Distribution service fee (Class B)	438,160
Custodian fee	2,896
Professional fees	36,776
Reports to shareholders	10,476
Registration fees	17
Trustees' fees and expenses	8,660
Other	52,937
Total expenses	1,181,876
Net investment income	6,313,581
Realized and Unrealized Gain (Loss)
Sale of non-affiliated Underlying Funds	4,058,732
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	12,094,326
Non-affiliated Underlying Funds	(1,441,291)
10,653,035
Net gain (loss)	14,711,767
Net increase (decrease) in net assets resulting from operations	$21,025,348
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 5

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$6,313,581	$15,536,255
Net realized gain (loss)	4,058,732	(3,512,035)
Change in net unrealized appreciation (depreciation)	10,653,035	10,427,863
Net increase (decrease) in net assets resulting from operations	21,025,348	22,452,083
Distributions to shareholders:
Class A	(2,283,285)	(2,039,349)
Class B	(13,155,373)	(12,519,630)
Total distributions	(15,438,658)	(14,558,979)
Fund share transactions:
Class A
Proceeds from shares sold	2,455,274	5,683,774
Reinvestment of distributions	2,283,285	2,039,349
Payments for shares redeemed	(6,062,451)	(3,390,305)
Net increase (decrease) in net assets from Class A share transactions	(1,323,892)	4,332,818
Class B
Proceeds from shares sold	3,491,072	6,600,254
Reinvestment of distributions	13,155,373	12,519,630
Payments for shares redeemed	(29,935,668)	(38,913,382)
Net increase (decrease) in net assets from Class B share transactions	(13,289,223)	(19,793,498)
Increase (decrease) in net assets	(9,026,425)	(7,567,576)
Net assets at beginning of period	414,153,336	421,720,912
Net assets at end of period	$405,126,911	$414,153,336

Other Information
Class A
Shares outstanding at beginning of period	4,352,668	4,006,960
Shares sold	187,724	444,138
Shares issued to shareholders in reinvestment of distributions	179,222	165,532
Shares redeemed	(463,380)	(263,962)
Net increase (decrease) in Class A shares	(96,434)	345,708
Shares outstanding at end of period	4,256,234	4,352,668
Class B
Shares outstanding at beginning of period	27,641,179	29,134,598
Shares sold	265,969	516,162
Shares issued to shareholders in reinvestment of distributions	1,030,178	1,013,735
Shares redeemed	(2,284,153)	(3,023,316)
Net increase (decrease) in Class B shares	(988,006)	(1,493,419)
Shares outstanding at end of period	26,653,173	27,641,179
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Financial Highlights
DWS Alternative Asset Allocation VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$12.95	$12.74	$12.99	$15.13	$13.70	$13.35
Income (loss) from investment operations:
Net investment income[a]	.22	.52	.47	.88	1.04	.29
Net realized and unrealized gain (loss)	.48	.18	.29	(1.93)	.69	.40
Total from investment operations	.70	.70	.76	(1.05)	1.73	.69
Less distributions from:
Net investment income	(.56 )	(.48 )	(.89 )	(1.08)	(.30 )	(.34 )
Net realized gains	—	(.01 )	(.12 )	(.01 )	—	—
Total distributions	(.56 )	(.49 )	(1.01)	(1.09)	(.30 )	(.34 )
Net asset value, end of period	$13.09	$12.95	$12.74	$12.99	$15.13	$13.70
Total Return (%)[b]	5.50 *	5.64	6.19	(7.42)	12.74	5.71
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	56	51	46	47	37
Ratio of expenses (%)[c,d]	.24 **	.23	.23	.23	.23	.23
Ratio of net investment income (%)	3.46 **	4.02	3.76	6.44	7.13	2.29
Portfolio turnover rate (%)	1 *	25	0	12	19	18

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[c]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[d]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 7

DWS Alternative Asset Allocation VIP — Class B
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$12.94	$12.72	$12.98	$15.11	$13.68	$13.34
Income (loss) from investment operations:
Net investment income[a]	.20	.46	.42	.80	.93	.24
Net realized and unrealized gain (loss)	.47	.20	.28	(1.90)	.75	.41
Total from investment operations	.67	.66	.70	(1.10)	1.68	.65
Less distributions from:
Net investment income	(.50 )	(.43 )	(.84 )	(1.02)	(.25 )	(.31 )
Net realized gains	—	(.01 )	(.12 )	(.01 )	—	—
Total distributions	(.50 )	(.44 )	(.96 )	(1.03)	(.25 )	(.31 )
Net asset value, end of period	$13.11	$12.94	$12.72	$12.98	$15.11	$13.68
Total Return (%)[b]	5.29 *	5.30	5.67	(7.74)	12.35 [c]	5.32 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	349	358	371	376	447	427
Ratio of expenses before expense reductions (%)[d,e]	.62 **	.61	.61	.61	.61	.61
Ratio of expenses after expense reductions (%)[d,e]	.62 **	.61	.61	.61	.60	.59
Ratio of net investment income (%)	3.07 **	3.60	3.35	5.81	6.37	1.94
Portfolio turnover rate (%)	1 *	25	0	12	19	18

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Alternative Asset Allocation VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”). The Fund mainly invests in other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds”), non-affiliated exchange-traded funds (“Non-affiliated ETFs”), non-affiliated exchange-traded notes (“Non-affiliated ETNs”) and derivative investments. Non-affiliated ETFs, Non-affiliated ETNs and Underlying DWS Funds are collectively referred to as “Underlying Funds.” During the six months ended June 30, 2025, the Fund primarily invested in Underlying DWS Funds and non-affiliated ETFs. Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Funds’ financial statements and are available upon request.
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 9

supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Investments in mutual funds are valued at the net asset value per share of each class of the Underlying DWS Funds and are categorized as Level 1.
ETFs and ETNs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs and ETNs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs and ETNs securities are generally categorized as Level 1.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At December 31, 2024, the Fund had net tax basis capital loss carryforwards of $1,441,849, including short-term losses ($996,796) and long-term losses ($445,053), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $405,407,490. The net unrealized depreciation for all investments based on tax cost was $9,025. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $32,842,096 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $32,851,121.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

10 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend Income is recorded on the ex-dividend date. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $4,874,436 and $0, respectively. Purchases and sales of Non-affiliated ETFs aggregated $0 and $29,762,639, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
RREEF America L.L.C. (“RREEF”), an indirect, wholly owned subsidiary of DWS Group, acts as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, RREEF provides investment management services to the portions of the Fund’s portfolio allocated to direct investments in global real estate and global infrastructure securities. RREEF is paid by the Advisor for the services RREEF provides to the Fund. As of the date of this report, the Fund obtained its exposure to global real estate and global infrastructure securities indirectly through investments in other Underlying Funds.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
On assets invested in exchange-traded funds and mutual funds	.10%
On assets invested in all other assets not considered exchange-traded funds and mutual funds	1.00%
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10% of the Fund’s average daily net assets.
In addition, the Advisor and, when applicable, affiliates of the Advisor will receive management fees from managing the Underlying DWS Funds in which the Fund invests.
The Fund does not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At June 30, 2025, the Fund held approximately 23% of DWS Emerging Markets Fixed Income Fund, 7% of DWS Enhanced Commodity Strategy Fund, 39% of DWS Floating Rate Fund, 22% of DWS Global Macro Fund, 8% of DWS RREEF Global Infrastructure Fund and 61% of Xtrackers RREEF Global Natural Resources ETF.
For the period from January 1, 2025 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.05%
Class B	1.43%
The Fund indirectly bears its proportionate share of fees and expenses, including the management fee paid to the Advisor or, when applicable, affiliates of the Advisor or other investment advisors, incurred by the Underlying Funds in which it is invested.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 11

and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $196,723, of which $32,199 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2025
Class A	$136	$44
Class B	197	62
	$333	$106
Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of the average daily net assets of Class B shares. For the six months ended June 30, 2025, the Distribution Service Fee aggregated $438,160, of which $71,624 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $652, of which $247 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2025, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 73% and 19%, respectively. Two Participating Insurance Companies were the owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 82% and 10%, respectively.

12 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Alternative Asset Allocation VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and RREEF America L.L.C. (“RREEF”), an affiliate of DIMA, in September 2024.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including RREEF. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 13

performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). With respect to any sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time

14 |	Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP

commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2AAA-BFE2024

Deutsche DWS Variable Series II — DWS Alternative Asset Allocation VIP	| 15

VS2AAA-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
13	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 99.5%
Communication Services 9.1%
Entertainment 1.5%
Warner Bros Discovery, Inc.*	168,009	1,925,383
Interactive Media & Services 1.3%
Alphabet, Inc. "A"	7,245	1,276,786
Meta Platforms, Inc. "A"	618	456,140
		1,732,926
Media 5.2%
Comcast Corp. "A"	25,632	914,806
Fox Corp. "A"	82,102	4,600,996
Interpublic Group of Companies, Inc.	48,684	1,191,785
		6,707,587
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.	6,244	1,487,695
Consumer Discretionary 8.6%
Automobile Components 0.5%
Aptiv PLC*	10,206	696,253
Automobiles 0.3%
General Motors Co.	6,356	312,779
Hotels, Restaurants & Leisure 3.4%
Boyd Gaming Corp.	42,390	3,316,170
Travel & Leisure Co.	22,029	1,136,916
		4,453,086
Household Durables 3.1%
D.R. Horton, Inc.	30,968	3,992,395
Specialty Retail 1.0%
AutoNation, Inc.*	6,576	1,306,322
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	4,897	430,006
Consumer Staples 10.3%
Beverages 2.7%
Constellation Brands, Inc. "A"	10,636	1,730,264
Molson Coors Beverage Co. "B"	36,739	1,766,779
		3,497,043
Food Products 5.3%
Conagra Brands, Inc.	62,147	1,272,149
Kraft Heinz Co.	142,499	3,679,324
The J.M. Smucker Co.	20,136	1,977,356
		6,928,829
Tobacco 2.3%
Altria Group, Inc.	49,937	2,927,806
Energy 4.7%
Energy Equipment & Services 0.2%
Halliburton Co.	15,867	323,370
	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.5%
Devon Energy Corp.	28,209	897,328
EOG Resources, Inc.	13,876	1,659,709
ONEOK, Inc.	39,718	3,242,180
		5,799,217
Financials 17.2%
Banks 7.9%
Bank of America Corp.	28,758	1,360,829
Citigroup, Inc.	11,525	981,008
Fifth Third Bancorp.	9,710	399,372
JPMorgan Chase & Co.	14,877	4,312,991
Regions Financial Corp.	22,950	539,784
U.S. Bancorp.	27,219	1,231,660
Wells Fargo & Co.	17,418	1,395,530
		10,221,174
Capital Markets 2.8%
Bank of New York Mellon Corp.	3,582	326,356
State Street Corp.	31,726	3,373,743
		3,700,099
Consumer Finance 2.6%
Synchrony Financial	50,595	3,376,710
Financial Services 3.9%
Fiserv, Inc.*	14,203	2,448,739
Global Payments, Inc.	20,731	1,659,309
PayPal Holdings, Inc.*	13,545	1,006,665
		5,114,713
Health Care 23.0%
Biotechnology 4.7%
Amgen, Inc.	2,625	732,926
Gilead Sciences, Inc.	27,762	3,077,973
Regeneron Pharmaceuticals, Inc.	3,301	1,733,025
Vertex Pharmaceuticals, Inc.*	1,312	584,103
		6,128,027
Health Care Equipment & Supplies 4.9%
GE HealthCare Technologies, Inc.	4,554	337,315
Hologic, Inc.*	33,257	2,167,026
Medtronic PLC	29,276	2,551,989
Teleflex, Inc.	7,743	916,461
Zimmer Biomet Holdings, Inc.	4,777	435,710
		6,408,501
Health Care Providers & Services 1.1%
HCA Healthcare, Inc.	1,693	648,588
Tenet Healthcare Corp.*	4,573	804,848
		1,453,436
Pharmaceuticals 12.3%
Bristol-Myers Squibb Co.	85,780	3,970,756
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 3

	Shares	Value ($)
Johnson & Johnson	32,565	4,974,304
Merck & Co., Inc.	27,596	2,184,500
Pfizer, Inc.	113,654	2,754,973
Viatris, Inc.	237,481	2,120,705
		16,005,238
Industrials 13.4%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	4,200	1,945,188
Building Products 1.6%
Allegion PLC	11,920	1,717,910
Masco Corp.	4,988	321,028
		2,038,938
Machinery 6.5%
Caterpillar, Inc.	7,602	2,951,172
Cummins, Inc.	5,370	1,758,675
PACCAR, Inc.	40,207	3,822,078
		8,531,925
Passenger Airlines 0.3%
United Airlines Holdings, Inc.*	4,297	342,170
Professional Services 3.0%
Leidos Holdings, Inc.	10,324	1,628,714
SS&C Technologies Holdings, Inc.	27,772	2,299,522
		3,928,236
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc.	2,906	632,781
Information Technology 12.0%
Communications Equipment 1.3%
Cisco Systems, Inc.	25,503	1,769,398
IT Services 4.5%
Amdocs Ltd.	12,381	1,129,642
Cognizant Technology Solutions Corp. "A"	60,860	4,748,906
		5,878,548
	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.4%
KLA Corp.	530	474,742
Lam Research Corp.	12,257	1,193,096
QUALCOMM, Inc.	17,318	2,758,065
		4,425,903
Software 1.0%
Gen Digital, Inc.	42,954	1,262,848
Technology Hardware, Storage & Peripherals 1.8%
Hewlett Packard Enterprise Co.	114,877	2,349,235
Materials 1.2%
Containers & Packaging 0.3%
Amcor PLC	41,526	381,624
Metals & Mining 0.9%
Newmont Corp.	20,308	1,183,144
Total Common Stocks (Cost $112,879,179)		129,598,533
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.37% (a) (Cost $649,920)	649,920	649,920

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $113,529,099)	100.0	130,248,453
Other Assets and Liabilities, Net	0.0	32,007
Net Assets	100.0	130,280,460
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 4.37% (a)
890,296	6,031,976	6,272,352	—	—	14,690	—	649,920	649,920

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$129,598,533	$—	$—	$129,598,533
Short-Term Investments	649,920	—	—	649,920
Total	$130,248,453	$—	$—	$130,248,453

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $112,879,179)	$129,598,533
Investment in DWS Central Cash Management Government Fund (cost $649,920)	649,920
Cash	10,000
Receivable for Fund shares sold	23,071
Dividends receivable	152,481
Other assets	1,371
Total assets	130,435,376
Liabilities
Payable for Fund shares redeemed	37,972
Accrued management fee	52,971
Accrued Trustees' fees	2,096
Other accrued expenses and payables	61,877
Total liabilities	154,916
Net assets, at value	$130,280,460
Net Assets Consist of
Distributable earnings (loss)	25,455,634
Paid-in capital	104,824,826
Net assets, at value	$130,280,460
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($130,280,460 ÷ 8,122,818 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$16.04
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $944)	$1,427,700
Income distributions — DWS Central Cash Management Government Fund	14,690
Total income	1,442,390
Expenses:
Management fee	391,695
Administration fee	63,324
Services to shareholders	434
Custodian fee	2,353
Professional fees	36,467
Reports to shareholders	13,153
Trustees' fees and expenses	3,350
Other	22,287
Total expenses before expense reductions	533,063
Expense reductions	(66,468)
Total expenses after expense reductions	466,595
Net investment income	975,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	8,156,032
Change in net unrealized appreciation (depreciation) on investments	(9,629,740)
Net gain (loss)	(1,473,708)
Net increase (decrease) in net assets resulting from operations	$(497,913)
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024*
Operations:
Net investment income	$975,795	$1,823,526
Net realized gain (loss)	8,156,032	14,407,398
Change in net unrealized appreciation (depreciation)	(9,629,740)	6,444,825
Net increase (decrease) in net assets resulting from operations	(497,913)	22,675,749
Distributions to shareholders:
Class A	(13,636,482)	(2,052,433)
Class B	—	(30,147)
Total distributions	(13,636,482)	(2,082,580)
Fund share transactions:
Class A
Proceeds from shares sold	1,047,102	1,106,437
Reinvestment of distributions	13,636,482	2,052,433
Payments for shares redeemed	(8,737,983)	(15,998,911)
Net increase (decrease) in net assets from Class A share transactions	5,945,601	(12,840,041)
Class B
Proceeds from shares sold	—	911,815
Reinvestment of distributions	—	30,147
Payments for shares redeemed	—	(3,833,035)
Net increase (decrease) in net assets from Class B share transactions	—	(2,891,073)
Increase (decrease) in net assets	(8,188,794)	4,862,055
Net assets at beginning of period	138,469,254	133,607,199
Net assets at end of period	$130,280,460	$138,469,254

Other Information
Class A
Shares outstanding at beginning of period	7,658,923	8,399,063
Shares sold	63,082	64,796
Shares issued to shareholders in reinvestment of distributions	917,664	125,685
Shares redeemed	(516,851)	(930,621)
Net increase (decrease) in Class A shares	463,895	(740,140)
Shares outstanding at end of period	8,122,818	7,658,923
Class B
Shares outstanding at beginning of period	—	168,337
Shares sold	—	57,200
Shares issued to shareholders in reinvestment of distributions	—	1,835
Shares redeemed	—	(227,372)
Net increase (decrease) in Class B shares	—	(168,337)
Shares outstanding at end of period	—	—

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 7

Financial Highlights
DWS CROCI® U.S. VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$18.08	$15.59	$13.14	$16.05	$12.92	$16.12
Income (loss) from investment operations:
Net investment income[a]	.13	.22	.24	.23	.24	.28
Net realized and unrealized gain (loss)	(.30 )	2.52	2.45	(2.68)	3.17	(2.47)
Total from investment operations	(.17 )	2.74	2.69	(2.45)	3.41	(2.19)
Less distributions from:
Net investment income	(.25 )	(.25 )	(.24 )	(.25 )	(.28 )	(.31 )
Net realized gains	(1.62)	—	—	(.21 )	—	(.70 )
Total distributions	(1.87)	(.25 )	(.24 )	(.46 )	(.28 )	(1.01)
Net asset value, end of period	$16.04	$18.08	$15.59	$13.14	$16.05	$12.92
Total Return (%)[b]	(.12 )*	17.76	20.76	(15.40)	26.69	(12.16)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	130	138	131	116	149	130
Ratio of expenses before expense reductions (%)[c]	.80 **	.78	.79	.79	.78	.84
Ratio of expenses after expense reductions (%)[c]	.70 **	.68	.68	.65	.71	.69
Ratio of net investment income (%)	1.51 **	1.31	1.69	1.66	1.62	2.28
Portfolio turnover rate (%)	47 *	60	60	60	99	122

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS CROCI® U.S. VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 9

generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
During the six months ended June 30, 2025, the Fund had no securities on loan.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $113,834,632. The net unrealized appreciation for all investments based on tax cost was $16,413,821. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax

10 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

cost of $21,195,326 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,781,505.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $61,854,516 and $68,282,434, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.600%
Next $750 million of such net assets	.575%
Next $1.5 billion of such net assets	.550%
Next $2.5 billion of such net assets	.525%
Next $2.5 billion of such net assets	.500%
Next $2.5 billion of such net assets	.475%
Next $2.5 billion of such net assets	.450%
Over $12.5 billion of such net assets	.425%

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 11

Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.60% of the Fund’s average daily net assets.
For the period January 1, 2025 through April 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A at 0.68%.
Effective May 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A at 0.70%.
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for Class A are $66,468.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $63,324, of which $10,177 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $272, of which $89 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $388, of which $236 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2025, one Participating Insurance Company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 95%.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

12 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® U.S. VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods and has underperformed its benchmark in the five-year period ended December 31, 2023.

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 13

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

14 |	Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2CUS-BFE2024

Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP	| 15

VS2CUS-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Global Income Builder VIP

Contents
3	Investment Portfolio
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
27	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 31.0%
Communication Services 2.6%
Diversified Telecommunication Services 0.0%
Singapore Telecommunications Ltd.	6,500	19,535
Entertainment 0.3%
Netflix, Inc.*	245	328,087
Interactive Media & Services 1.7%
Alphabet, Inc. "A"	3,013	530,981
Alphabet, Inc. "C"	2,490	441,701
Tencent Holdings Ltd. (ADR)	14,410	929,445
		1,902,127
Media 0.6%
Charter Communications, Inc. "A"*	1,647	673,310
Consumer Discretionary 3.2%
Automobile Components 0.5%
Denso Corp.	45,000	606,812
Automobiles 0.8%
BYD Co., Ltd. (ADR)	900	84,420
Ferrari NV	443	217,134
Suzuki Motor Corp.	49,900	603,127
		904,681
Broadline Retail 0.2%
MercadoLibre, Inc.*	38	99,318
Next PLC	664	113,410
		212,728
Hotels, Restaurants & Leisure 0.1%
Restaurant Brands International, Inc.	1,000	66,334
Leisure Products 0.4%
Bandai Namco Holdings, Inc.	12,300	440,529
Specialty Retail 1.1%
Ulta Beauty, Inc.*	2,611	1,221,478
Textiles, Apparel & Luxury Goods 0.1%
Hermes International SCA	15	40,592
Lululemon Athletica, Inc.*	211	50,129
		90,721
Consumer Staples 1.7%
Beverages 0.3%
Anheuser-Busch InBev SA	695	47,805
Fomento Economico Mexicano SAB de CV (ADR)	700	72,086
Heineken NV	2,117	184,324
		304,215
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale Corp.	957	947,373
	Shares	Value ($)
Food Products 0.3%
Ajinomoto Co., Inc.	1,600	43,482
Kerry Group PLC "A"	235	25,960
Nestle SA (Registered)	206	20,489
Tyson Foods, Inc. "A"	3,600	201,384
		291,315
Household Products 0.3%
Clorox Co.	3,116	374,138
Personal Care Products 0.0%
Unilever PLC	773	47,106
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Expand Energy Corp.	10,200	1,192,788
Financials 5.5%
Banks 1.6%
Bank Hapoalim BM	4,410	84,693
Bank of Montreal	200	22,164
Canadian Imperial Bank of Commerce	7,865	558,275
DBS Group Holdings Ltd.	3,400	120,189
DNB Bank ASA	1,727	47,825
Erste Group Bank AG	208	17,721
HSBC Holdings PLC	14,217	172,065
ICICI Bank Ltd. (ADR)	8,857	297,949
Itau Unibanco Holding SA (ADR) (Preferred)	22,700	154,133
KBC Group NV	255	26,331
Shinhan Financial Group Co., Ltd. (ADR)	6,100	275,598
		1,776,943
Capital Markets 0.5%
3i Group PLC	7,701	436,061
Hong Kong Exchanges & Clearing Ltd.	3,000	161,022
		597,083
Consumer Finance 1.0%
American Express Co.	879	280,384
Capital One Financial Corp.	987	209,994
Synchrony Financial	9,068	605,198
		1,095,576
Financial Services 0.1%
PayPal Holdings, Inc.*	900	66,888
Insurance 2.3%
Hannover Rueck SE	364	114,866
Manulife Financial Corp.	5,500	175,855
Progressive Corp.	6,485	1,730,587
QBE Insurance Group Ltd.	32,820	505,916
Swiss Re AG	559	96,756
		2,623,980
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 3

	Shares	Value ($)
Health Care 2.7%
Health Care Equipment & Supplies 0.3%
Dexcom, Inc.*	1,424	124,301
IDEXX Laboratories, Inc.*	500	268,170
		392,471
Pharmaceuticals 2.4%
Daiichi Sankyo Co., Ltd.	10,700	249,356
Eli Lilly & Co.	323	251,788
GSK PLC	18,649	354,767
Novartis AG (Registered)	5,405	656,674
Novo Nordisk A/S "B"	2,600	179,648
Pfizer, Inc.	40,546	982,835
		2,675,068
Industrials 3.4%
Aerospace & Defense 1.1%
Airbus SE	1,390	290,657
Lockheed Martin Corp.	800	370,512
Rheinmetall AG	289	613,996
		1,275,165
Building Products 0.8%
Assa Abloy AB "B"	6,836	213,364
Trane Technologies PLC	1,579	690,670
		904,034
Construction & Engineering 0.2%
Ferrovial SE	4,802	256,384
Electrical Equipment 0.5%
Schneider Electric SE	2,204	589,300
Ground Transportation 0.2%
Canadian National Railway Co.	1,600	166,715
Machinery 0.5%
Atlas Copco AB "B"	2,841	40,453
Dover Corp.	2,100	384,783
Kone Oyj "B"	1,283	84,480
Sandvik AB	871	19,970
		529,686
Professional Services 0.1%
Recruit Holdings Co., Ltd.	800	47,128
Information Technology 8.2%
Communications Equipment 0.5%
Arista Networks, Inc.*	5,240	536,104
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp. "A"	14,542	1,436,023
IT Services 0.3%
Cognizant Technology Solutions Corp. "A"	1,000	78,030
Infosys Ltd. (ADR)	18,470	342,249
		420,279
	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.9%
ASML Holding NV	39	31,252
Broadcom, Inc.	5,184	1,428,970
Lam Research Corp.	900	87,606
NVIDIA Corp.	7,176	1,133,736
QUALCOMM, Inc.	5,462	869,878
Tokyo Electron Ltd.	4,300	821,132
		4,372,574
Software 2.1%
Adobe, Inc.*	1,090	421,699
Autodesk, Inc.*	2,192	678,577
Microsoft Corp.	2,558	1,272,375
		2,372,651
Technology Hardware, Storage & Peripherals 0.1%
Samsung Electronics Co., Ltd. (GDR) REG S	79	86,979
Materials 1.2%
Chemicals 0.1%
DSM-Firmenich AG	1,186	126,228
Metals & Mining 1.1%
Gold Fields Ltd. (ADR)	4,838	114,515
Nucor Corp.	8,700	1,126,998
		1,241,513
Real Estate 0.6%
Industrial REITs 0.0%
Goodman Group	1,262	28,489
Real Estate Management & Development 0.1%
Daiwa House Industry Co., Ltd.	3,500	120,180
Specialized REITs 0.5%
Equinix, Inc.	500	397,735
Public Storage	300	88,026
		485,761
Utilities 0.8%
Electric Utilities 0.7%
Edison International	1,900	98,040
Enel SpA	3,139	29,842
NRG Energy, Inc.	4,429	711,209
		839,091
Multi-Utilities 0.1%
E.ON SE	3,275	60,409
Total Common Stocks (Cost $30,505,584)		34,745,979
Preferred Stocks 2.0%
Financials 1.3%
AGNC Investment Corp., Series C (REIT), 9.629%	14,427	367,455
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Shares	Value ($)
Fifth Third Bancorp., Series I, 8.296%	10,000	251,100
KeyCorp., Series E, 6.125%	10,000	244,000
Morgan Stanley, Series K, 5.85%	10,000	234,000
Wells Fargo & Co., Series A, 5.625%	15,000	347,850
		1,444,405
Real Estate 0.7%
Kimco Realty Corp., Series L (REIT), 5.125%	15,000	294,750
Prologis, Inc., Series Q (REIT), 8.54%	164	9,110
Simon Property Group, Inc., Series A (REIT), 8.375%	8,000	446,080
		749,940
Total Preferred Stocks (Cost $2,574,794)		2,194,345
Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (a) (Cost $204)	200	204
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (a) (Cost $30,283)	170	570

	Principal Amount ($) (b)	Value ($)
Corporate Bonds 25.1%
Communication Services 1.1%
AT&T, Inc., 3.55%, 9/15/2055	110,000	74,222
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	180,000	179,421
Charter Communications Operating LLC, 6.1%, 6/1/2029	140,000	146,572
Comcast Corp., 5.5%, 5/15/2064	75,000	69,847
Paramount Global:
4.2%, 6/1/2029	225,000	218,892
4.6%, 1/15/2045	60,000	44,384
4.95%, 1/15/2031	150,000	145,849
T-Mobile U.S.A., Inc.:
4.375%, 4/15/2040	60,000	53,165
6.0%, 6/15/2054	80,000	81,437
Videotron Ltd., 144A, 5.7%, 1/15/2035	115,000	115,630
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	175,000	130,156
	Principal Amount ($) (b)	Value ($)
5.141%, 3/15/2052	14,000	8,645
		1,268,220
Consumer Discretionary 1.3%
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	200,000	195,500
6.5%, 2/7/2035	200,000	199,723
General Motors Co.:
5.625%, 4/15/2030	262,000	267,791
6.25%, 4/15/2035	100,000	102,884
Las Vegas Sands Corp., 5.625%, 6/15/2028	129,000	131,584
Lowe's Companies, Inc., 5.625%, 4/15/2053	50,000	48,087
Marriott International, Inc., 5.5%, 4/15/2037	210,000	210,035
Mattel, Inc., 144A, 5.875%, 12/15/2027	300,000	300,727
		1,456,331
Consumer Staples 0.5%
JBS USA Holding Lux SARL, 6.75%, 3/15/2034	200,000	218,333
Mars, Inc.:
144A, 5.2%, 3/1/2035	199,000	201,384
144A, 5.7%, 5/1/2055	117,000	116,714
		536,431
Energy 4.8%
BP Capital Markets PLC, 6.125%, Perpetual	450,000	449,259
Buckeye Partners LP, 144A, 6.75%, 2/1/2030	450,000	467,117
Cheniere Energy, Inc., 4.625%, 10/15/2028	320,000	319,558
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	100,000	101,229
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	400,000	386,330
144A, 5.8%, 12/15/2034	86,000	87,583
Ecopetrol SA, 7.75%, 2/1/2032	300,000	294,826
Energy Transfer LP:
7.125%, 10/1/2054 (c)	150,000	153,820
144A, 7.375%, 2/1/2031	85,000	89,067
8.0%, 5/15/2054	350,000	372,359
EQT Corp., 5.75%, 2/1/2034	225,000	232,643
Expand Energy Corp., 5.375%, 2/1/2029	205,000	205,191
HF Sinclair Corp., 5.75%, 1/15/2031	156,000	159,756
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	179,000	183,079
NuStar Logistics LP, 6.375%, 10/1/2030	565,000	585,487
Occidental Petroleum Corp., 8.875%, 7/15/2030	300,000	342,807
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 5

	Principal Amount ($) (b)	Value ($)
ONEOK, Inc., 144A, 6.5%, 9/1/2030	280,000	299,138
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	215,000	201,004
144A, 6.375%, 6/2/2055	210,000	209,921
Targa Resources Partners LP, 5.0%, 1/15/2028	200,000	200,141
Western Midstream Operating LP, 5.45%, 11/15/2034	92,000	90,197
		5,430,512
Financials 9.4%
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	200,000	207,838
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	130,000	128,674
144A, 5.75%, 10/1/2031	150,000	154,123
144A, 6.5%, 7/18/2028	90,000	93,962
Avolon Holdings Funding Ltd., 144A, 5.375%, 5/30/2030	100,000	101,866
Banco Santander SA, 6.033%, 1/17/2035	200,000	210,706
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	145,000	143,538
BGC Group, Inc., 144A, 6.15%, 4/2/2030	200,000	202,781
Blackstone Private Credit Fund:
5.25%, 4/1/2030	348,000	344,897
5.6%, 11/22/2029	250,000	251,727
6.0%, 11/22/2034	150,000	146,678
BNP Paribas SA, 144A, 8.5%, Perpetual (c)	280,000	296,091
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	350,000	350,989
Capital One Financial Corp., Series M, 3.95%, Perpetual	350,000	341,494
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	220,000	216,696
Series F, 5.0%, Perpetual	469,000	459,191
Citigroup, Inc.:
5.592%, 11/19/2034	370,000	375,749
Series EE, 6.75%, Perpetual	200,000	201,473
Series FF, 6.95%, Perpetual	175,000	178,731
Corebridge Financial, Inc., 5.75%, 1/15/2034	130,000	135,060
Fortitude Group Holdings LLC, 144A, 6.25%, 4/1/2030	206,000	211,935
HSBC Holdings PLC:
5.24%, 5/13/2031	335,000	341,093
6.95%, Perpetual	500,000	501,890
	Principal Amount ($) (b)	Value ($)
JPMorgan Chase & Co.:
Series OO, 6.5%, Perpetual	300,000	309,832
6.875%, Perpetual	350,000	369,432
M&T Bank Corp., 5.385%, 1/16/2036	150,000	149,479
Morgan Stanley, 5.664%, 4/17/2036	140,000	145,075
Navient Corp., 5.5%, 3/15/2029	286,000	280,102
Nordea Bank Abp, 144A, 6.3%, Perpetual (c)	300,000	292,212
Royal Bank of Canada, 6.35%, 11/24/2084	650,000	610,994
Societe Generale SA:
144A, 5.512%, 5/22/2031	236,000	240,674
144A, 6.221%, 6/15/2033 (c)	225,000	232,300
State Street Corp., Series K, 6.45%, Perpetual	298,000	303,186
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	400,000	391,922
Synchrony Bank, 5.625%, 8/23/2027	250,000	254,952
The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual	429,000	429,564
Truist Financial Corp., Series N, 6.669%, Perpetual	300,000	300,420
U.S. Bancorp, 5.678%, 1/23/2035	180,000	186,872
UBS Group AG, 144A, 4.375%, Perpetual (c)	200,000	176,765
Wells Fargo & Co., 6.85%, Perpetual	250,000	262,702
		10,533,665
Health Care 0.3%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	150,000	140,810
CVS Health Corp., 6.75%, 12/10/2054	213,000	213,464
		354,274
Industrials 2.5%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	35,000	34,920
BNSF Funding Trust I, 6.613%, 12/15/2055	250,000	250,827
Boeing Co.:
6.259%, 5/1/2027	130,000	133,746
6.858%, 5/1/2054	230,000	251,785
Delta Air Lines, Inc., 3.75%, 10/28/2029	135,000	128,991
Keysight Technologies, Inc., 5.35%, 7/30/2030	285,000	293,957
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Principal Amount ($) (b)	Value ($)
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	240,800	241,116
Paychex, Inc.:
5.1%, 4/15/2030	82,000	83,983
5.35%, 4/15/2032	221,000	226,933
5.6%, 4/15/2035	197,000	203,631
RTX Corp., 6.4%, 3/15/2054	130,000	142,497
Stanley Black & Decker, Inc., 6.707% (d), 3/15/2060	450,000	439,591
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037	286,594	292,328
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	110,000	112,660
		2,836,965
Information Technology 0.7%
AppLovin Corp., 5.95%, 12/1/2054	83,000	81,060
Broadcom, Inc., 144A, 2.6%, 2/15/2033	70,000	59,873
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	200,000	206,923
HP, Inc., 6.1%, 4/25/2035	200,000	206,944
Oracle Corp.:
5.375%, 9/27/2054	245,000	223,963
5.5%, 9/27/2064	75,000	68,307
		847,070
Materials 0.8%
Celanese U.S. Holdings LLC:
6.415%–6.665%, 7/15/2027 (e)	64,000	66,277
6.85%, 11/15/2028	50,000	52,539
Chemours Co., 5.375%, 5/15/2027	350,000	346,870
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	200,000	203,836
Olin Corp., 5.0%, 2/1/2030	200,000	193,007
		862,529
Real Estate 0.7%
CBRE Services, Inc.:
4.8%, 6/15/2030	136,000	136,427
5.5%, 6/15/2035	90,000	90,576
Iron Mountain, Inc., 144A, (REIT), 6.25%, 1/15/2033	500,000	514,103
		741,106
Utilities 3.0%
CMS Energy Corp., 3.75%, 12/1/2050	350,000	314,604
Dominion Energy, Inc., 6.625%, 5/15/2055	260,000	263,867
Entergy Arkansas LLC, 5.75%, 6/1/2054	150,000	148,573
Eversource Energy, 5.5%, 1/1/2034	220,000	224,039
	Principal Amount ($) (b)		Value ($)
Exelon Corp., 6.5%, 3/15/2055		133,000	135,283
Nevada Power Co., 6.0%, 3/15/2054		90,000	91,499
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055		350,000	357,404
6.75%, 6/15/2054		98,000	101,672
Pacific Gas and Electric Co.:
3.95%, 12/1/2047		100,000	70,550
5.9%, 10/1/2054		52,000	47,146
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	260,000	306,534
PG&E Corp., 7.375%, 3/15/2055		100,000	94,702
Sempra, 4.125%, 4/1/2052		390,000	375,004
Sierra Pacific Power Co., 5.9%, 3/15/2054		50,000	50,058
Southern California Edison Co., 5.9%, 3/1/2055		100,000	91,436
Southern Co., Series 21-A, 3.75%, 9/15/2051		215,000	212,037
Southwestern Public Service Co., 6.0%, 6/1/2054		220,000	221,817
Vistra Operations Co. LLC, 144A, 5.7%, 12/30/2034		206,000	209,770
			3,315,995
Total Corporate Bonds (Cost $27,941,152)			28,183,098
Asset-Backed 9.6%
Automobile Receivables 2.1%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2022-5A, 144A, 6.24%, 4/20/2027		200,000	200,622
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029		100,000	100,868
Exeter Automobile Receivables Trust, “C”, Series 2025-3A, 5.09%, 10/15/2031		59,000	59,613
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029		250,000	255,594
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027		340,000	342,627
JPMorgan Chase Bank NA, “G”, Series 2021-3, 144A, 9.812%, 2/26/2029		1,300,000	1,302,636
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 7

	Principal Amount ($) (b)	Value ($)
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	100,000	101,585
Securitized Term Auto Receivables Trust, “C”, Series 2025-A, 144A, 5.185%, 7/25/2031	40,214	40,477
		2,404,022
Credit Card Receivables 0.5%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	100,000	100,766
Mercury Financial Credit Card Master Trust, “A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	200,000	201,761
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030	250,000	251,987
		554,514
Home Equity Loans 0.1%
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	93,090	93,758
Miscellaneous 6.9%
AB BSL CLO 5 Ltd., “B”, Series 2024-5A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.015% (d), 1/20/2038	600,000	602,311
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 6.175% (d), 7/24/2037	500,000	501,454
Allegro CLO XV Ltd., “BR”, Series 2022-1A, 144A, 3 mo. USD Term SOFR + 1.62%, 5.931% (d), 4/20/2038	250,000	250,272
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 3 mo. USD Term SOFR + 1.212%, 5.481% (d), 10/20/2030	202,702	202,763
ARES LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.879% (d), 7/15/2038 (f)	250,000	250,000
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 5.968% (d), 4/15/2034	500,000	500,720
	Principal Amount ($) (b)	Value ($)
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022- 34A, 144A, 3 mo. USD Term SOFR + 2.05%, 6.319% (d), 4/20/2035	250,000	250,327
Carlyle Global Market Strategies CLO Ltd., “A2R3”, Series 2015-5A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.919% (d), 1/20/2032	430,000	430,107
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	520,231	488,640
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	150,000	151,962
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	250,000	243,445
Elmwood CLO 43 Ltd., “B”, Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.979% (d), 7/20/2038 (f)	250,000	250,000
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	250,000	253,951
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	58,562	59,446
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	119,700	121,568
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 3 mo. USD Term SOFR + 2.162%, 6.441% (d), 7/17/2034	250,000	250,245
Morgan Stanley Eaton Vance CLO Ltd., “A”, Series 2021- 1A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.701% (d), 10/20/2034	500,000	500,204
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	271,310	240,409
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 5.979% (d), 7/20/2037	350,000	350,919
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.869% (d), 4/20/2037	500,000	501,548
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Principal Amount ($) (b)	Value ($)
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.044% (d), 7/20/2038	250,000	251,105
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.717% (d), 1/20/2038	400,000	398,700
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	100,000	100,745
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	200,000	203,984
Texas Debt Capital CLO Ltd., “A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.825% (d), 7/20/2038	300,000	300,000
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	100,000	101,862
		7,756,687
Total Asset-Backed (Cost $10,802,902)		10,808,981
Mortgage-Backed Securities Pass- Throughs 5.0%
Federal Home Loan Mortgage Corp.: 6.0%, with various maturities from 3/1/2038 until 1/1/2055	486,572	496,547
Federal National Mortgage Association:
4.5%, 9/1/2035	2,309	2,318
5.0%, 7/1/2055 (f)	400,000	392,072
5.5%, 7/1/2055 (f)	1,200,000	1,199,951
6.0%, with various maturities from 2/1/2055 until 7/1/2055 (f)	992,773	1,010,861
Government National Mortgage Association, 5.5%, 7/1/2055 (f)	2,500,000	2,502,925
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,560,937)		5,604,674
Commercial Mortgage-Backed Securities 3.2%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	200,000	183,000
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.863% (d), 12/5/2038	180,000	196,347
	Principal Amount ($) (b)	Value ($)
BAHA Trust, “A”, Series 2024- MAR, 144A, 6.171% (d), 12/10/2041	279,000	288,831
Bank, “AS”, Series 2025- BNK50, 5.875%, 5/15/2068	196,000	206,064
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	100,000	86,719
BPR Trust, “B”, Series 2021- TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.576% (d), 9/15/2038	100,000	99,628
BX Trust, “D”, Series 2019- OC11, 144A, 4.075% (d), 12/9/2041	150,000	140,221
BXP Trust:
“A”, Series 2021-601L, 144A, 2.618%, 1/15/2044	350,000	300,753
“B”, Series 2021-601L, 144A, 2.868% (d), 1/15/2044	250,000	212,592
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 8.055% (d), 1/25/2051	194,000	198,830
IRV Trust, “C”, Series 2025- 200P, 144A, 5.921% (d), 3/14/2047	127,000	126,168
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	250,000	207,625
“A”, Series 2016-NINE, 144A, 2.949% (d), 9/6/2038	187,000	182,325
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	250,000	234,534
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.569% (d), 6/15/2035	387,634	333,601
JW Commercial Mortgage Trust, “B”, Series 2024- MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.252% (d), 6/15/2039	190,000	190,000
KIND Trust, “A”, Series 2021- KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.38% (d), 8/15/2038	99,172	98,056
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 9

	Principal Amount ($) (b)	Value ($)
ROCK Trust, “A”, Series 2024- CNTR, 144A, 5.388%, 11/13/2041	159,000	162,655
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.755% (d), 2/15/2042	200,000	198,520
Total Commercial Mortgage-Backed Securities (Cost $3,503,808)		3,646,469
Collateralized Mortgage Obligations 5.1%
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	393,640	333,462
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	30,124	3,798
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (d), 12/25/2054	458,193	460,473
“FG”, Series 2023-53, 30 day USD SOFR Average + 1.9%, 6.205% (d), 11/25/2053	2,315,033	2,339,248
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2019- DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.87% (d), 3/25/2049	136,902	139,004
Government National Mortgage Association:
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051	1,404,958	169,111
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 4.12% (d), 4/20/2055	495,760	469,699
“AZ”, Series 2023-120, 5.5%, 8/20/2053	228,795	230,067
“UZ”, Series 2025-41, 6.0%, 3/20/2055	247,901	251,966
JPMorgan Mortgage Trust:
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.555% (d), 12/25/2054	113,848	113,851
“A1”, Series 2025-DSC1, 144A, 5.664%, 9/25/2065	198,464	199,773
	Principal Amount ($) (b)		Value ($)
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044		212,336	211,726
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044		92,148	92,539
Sequoia Mortgage Trust, “A3”, Series 2024-INV1, 144A, 5.5%, 10/25/2054		437,889	435,471
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.455% (d), 7/25/2059		218,094	225,546
Total Collateralized Mortgage Obligations (Cost $5,625,660)			5,675,734
Government & Agency Obligations 10.7%
Sovereign Bonds 1.6%
Brazilian Government International Bond, 6.0%, 10/20/2033		200,000	198,279
Indonesia Government International Bond, 4.75%, 9/10/2034		300,000	294,788
Mexico Cetes, Zero Coupon, 3/5/2026	MXN	22,000,000	1,110,767
Mexico Government International Bond, 6.875%, 5/13/2037		200,000	208,460
			1,812,294
U.S. Treasury Obligations 9.1%
U.S. Treasury Bills, 4.119% (g), 9/11/2025 (h)		3,550,000	3,519,843
U.S. Treasury Bonds, 4.625%, 2/15/2055		220,600	214,740
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.182%, 4.463% (d), 7/31/2026		3,900,000	3,903,922
3 mo. Treasury money market yield + 0.245%, 4.526% (d), 1/31/2026 (i)		2,218,300	2,220,757
U.S. Treasury Notes, 4.0%, 3/31/2030		340,000	343,161
			10,202,423
Total Government & Agency Obligations (Cost $11,977,997)			12,014,717

The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

	Shares	Value ($)
Exchange-Traded Funds 3.1%
iShares Core International Aggregate Bond ETF	61,132	3,123,234
SPDR Blackstone Senior Loan ETF	10,000	415,900
Total Exchange-Traded Funds (Cost $3,511,334)		3,539,134
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (j) (k) (Cost $996,615)	996,615	996,615
	Shares	Value ($)
Cash Equivalents 7.9%
DWS Central Cash Management Government Fund, 4.37% (j) (Cost $8,871,259)	8,871,259	8,871,259

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $111,902,529)	103.6	116,281,779
Other Assets and Liabilities, Net	(3.6)	(4,094,399)
Net Assets	100.0	112,187,380
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (j) (k)
2,815,627	—	1,819,012 (l)	—	—	4,966	—	996,615	996,615
Cash Equivalents 7.9%
DWS Central Cash Management Government Fund, 4.37% (j)
4,085,757	47,153,619	42,368,117	—	—	101,701	—	8,871,259	8,871,259
6,901,384	47,153,619	44,187,129	—	—	106,667	—	9,867,874	9,867,874

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $961,854, which is 0.9% of net assets.

(d)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(f)	When-issued or delayed delivery securities included.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At June 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	At June 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
FTSE: Financial Times and the London Stock Exchange
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 11

GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/30/2025	28	5,801,492	5,824,656	23,164
DAX Index	EUR	9/19/2025	4	2,773,376	2,832,854	59,478
E-Mini S&P 500 Index	USD	9/19/2025	3	925,230	938,063	12,833
Eurex STOXX Europe 600 Index	EUR	9/19/2025	58	1,857,214	1,853,552	(3,662)
EURO STOXX 50 Index	EUR	9/19/2025	49	3,081,994	3,074,722	(7,272)
FTSE 100 Index	GBP	9/19/2025	21	2,556,012	2,533,630	(22,382)
MSCI World Index	USD	9/19/2025	144	18,210,897	18,642,240	431,343
Nikkei 225 Index	JPY	9/11/2025	11	2,857,951	3,094,406	236,455
Total net unrealized appreciation						729,957
At June 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2025	38	4,100,047	4,142,000	(41,953)
U.S. Treasury Long Bond	USD	9/19/2025	1	112,005	115,469	(3,464)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2025	23	2,575,935	2,628,109	(52,174)
Ultra Long U.S. Treasury Bond	USD	9/19/2025	2	230,682	238,250	(7,568)
Total unrealized depreciation						(105,159)
At June 30, 2025, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Floating — 1-Day SOFR Semi-Annually β	Fixed 3.907% Semi-annual	8/28/2025/ 8/28/2045	3,300,000	USD	(7,032)	—	(7,032)
Floating — 1-Day SOFR Semi-Annually β	Fixed 3.757% Semi-annual	8/28/2025/ 8/27/2055	1,050,000	USD	(20,196)	—	(20,196)
							(27,228)

β	1-Day SOFR rate as of June 30, 2025 is 4.450%.
The accompanying notes are an integral part of the financial statements.

12 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,256,252	EUR	1,950,000	7/23/2025	43,936	State Street Bank and Trust
USD	728,947	GBP	545,000	7/23/2025	19,216	Citigroup, Inc.
USD	623,920	CAD	860,000	7/23/2025	8,286	Toronto-Dominion Bank
USD	501,508	JPY	72,664,000	7/23/2025	4,270	Morgan Stanley
USD	366,173	GBP	272,500	7/23/2025	7,909	Morgan Stanley
USD	311,402	CAD	430,000	7/23/2025	4,701	BNP Paribas
USD	1,645,390	EUR	1,445,000	7/23/2025	59,109	BNP Paribas
USD	1,013,673	EUR	873,000	7/23/2025	16,104	State Street Bank and Trust
Total unrealized appreciation					163,531

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,046,378	JPY	145,500,000	7/23/2025	(33,626)	Citigroup, Inc.
EUR	1,000,000	USD	1,153,103	7/23/2025	(26,481)	Morgan Stanley
JPY	145,000,000	USD	996,440	7/23/2025	(12,833)	Toronto-Dominion Bank
Total unrealized depreciation					(72,940)
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 13

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,903,524	$19,535	$—	$2,923,059
Consumer Discretionary	1,521,679	2,021,604	—	3,543,283
Consumer Staples	1,594,981	369,166	—	1,964,147
Energy	1,192,788	—	—	1,192,788
Financials	4,377,025	1,783,445	—	6,160,470
Health Care	1,627,094	1,440,445	—	3,067,539
Industrials	1,612,680	2,155,732	—	3,768,412
Information Technology	8,372,226	852,384	—	9,224,610
Materials	1,241,513	126,228	—	1,367,741
Real Estate	485,761	148,669	—	634,430
Utilities	809,249	90,251	—	899,500
Preferred Stocks (a)	2,194,345	—	—	2,194,345
Rights	—	—	204	204
Warrants	—	—	570	570
Corporate Bonds (a)	—	28,183,098	—	28,183,098
Asset-Backed (a)	—	10,808,981	—	10,808,981
Mortgage-Backed Securities Pass-Throughs	—	5,604,674	—	5,604,674
Commercial Mortgage-Backed Securities	—	3,646,469	—	3,646,469
Collateralized Mortgage Obligations	—	5,675,734	—	5,675,734
Government & Agency Obligations (a)	—	12,014,717	—	12,014,717
Exchange-Traded Funds	3,539,134	—	—	3,539,134
Short-Term Investments (a)	9,867,874	—	—	9,867,874
Derivatives (b)
Futures Contracts	763,273	—	—	763,273
Forward Foreign Currency Contracts	—	163,531	—	163,531
Total	$42,103,146	$75,104,663	$774	$117,208,583
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(138,475)	$—	$—	$(138,475)
Interest Rate Swap Contracts	—	(27,228)	—	(27,228)
Forward Foreign Currency Contracts	—	(72,940)	—	(72,940)
Total	$(138,475)	$(100,168)	$—	$(238,643)
During the period ended June 30, 2025, the amount of transfers between Level 3 and Level 2 was $99,999. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

14 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Statement of Assets and Liabilities

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $102,034,655) — including $961,854 of securities loaned	$106,413,905
Investment in DWS Government & Agency Securities Portfolio (cost $996,615)*	996,615
Investment in DWS Central Cash Management Government Fund (cost $8,871,259)	8,871,259
Cash	197,071
Foreign currency, at value (cost $867,766)	876,568
Receivable for investments sold	256,649
Receivable for Fund shares sold	10,548
Dividends receivable	29,945
Interest receivable	587,489
Affiliated securities lending income receivable	1,295
Receivable for variation margin on centrally cleared swaps	54,168
Unrealized appreciation on forward foreign currency contracts	163,531
Foreign taxes recoverable	91,836
Other assets	986
Total assets	118,551,865
Liabilities
Payable upon return of securities loaned	996,615
Payable for investments purchased — when-issued/delayed-delivery securities	500,000
Payable for investments purchased — TBA purchase commitments	4,574,472
Payable for Fund shares redeemed	79,714
Payable for variation margin on futures contracts	2,693
Unrealized depreciation on forward foreign currency contracts	72,940
Accrued management fee	33,600
Accrued Trustees' fees	1,743
Other accrued expenses and payables	102,708
Total liabilities	6,364,485
Net assets, at value	$112,187,380
Net Assets Consist of
Distributable earnings (loss)	7,324,703
Paid-in capital	104,862,677
Net assets, at value	$112,187,380
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($112,187,380 ÷ 5,438,017 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$20.63

*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

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Statement of Operations
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$2,004,758
Dividends (net of foreign taxes withheld of $14,286)	364,957
Income distributions — DWS Central Cash Management Government Fund	101,701
Affiliated securities lending income	4,966
Total income	2,476,382
Expenses:
Management fee	200,061
Administration fee	52,448
Services to shareholders	535
Custodian fee	9,324
Audit fee	36,251
Legal fees	7,990
Tax fees	4,474
Reports to shareholders	19,613
Trustees' fees and expenses	2,837
Other	19,047
Total expenses	352,580
Net investment income	2,123,802
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,311)
Swap contracts	(9,059)
Futures	(1,592,496)
Forward foreign currency contracts	131,699
Foreign currency	39,020
(1,435,147)
Change in net unrealized appreciation (depreciation) on:
Investments	4,220,185
Swap contracts	66,975
Futures	2,206,697
Forward foreign currency contracts	103,316
Foreign currency	54,848
6,652,021
Net gain (loss)	5,216,874
Net increase (decrease) in net assets resulting from operations	$7,340,676
The accompanying notes are an integral part of the financial statements.

16 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024*
Operations:
Net investment income	$2,123,802	$4,678,293
Net realized gain (loss)	(1,435,147)	18,760,994
Change in net unrealized appreciation (depreciation)	6,652,021	(13,765,383)
Net increase (decrease) in net assets resulting from operations	7,340,676	9,673,904
Distributions to shareholders:
Class A	(19,429,219)	(3,884,542)
Fund share transactions:
Class A
Proceeds from shares sold	1,730,676	3,418,389
Reinvestment of distributions	19,429,219	3,884,542
Payments for shares redeemed	(7,006,387)	(12,523,916)
Net increase (decrease) in net assets from Class A share transactions	14,153,508	(5,220,985)
Class B
Payments for shares redeemed	—	(13,634)
Net increase (decrease) in net assets from Class B share transactions	—	(13,634)
Increase (decrease) in net assets	2,064,965	554,743
Net assets at beginning of period	110,122,415	109,567,672
Net assets at end of period	$112,187,380	$110,122,415

Other Information
Class A
Shares outstanding at beginning of period	4,657,291	4,871,473
Shares sold	79,262	146,800
Shares issued to shareholders in reinvestment of distributions	1,016,173	177,782
Shares redeemed	(314,709)	(538,764)
Net increase (decrease) in Class A shares	780,726	(214,182)
Shares outstanding at end of period	5,438,017	4,657,291
Class B
Shares outstanding at beginning of period	—	583
Shares redeemed	—	(583)
Net increase (decrease) in Class B shares	—	(583)
Shares outstanding at end of period	—	—

*	Includes Class B for the period from January 1, 2024 to March 25, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

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Financial Highlights
DWS Global Income Builder VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$23.65	$22.49	$20.22	$26.78	$25.07	$24.63
Income (loss) from investment operations:
Net investment income[a]	.43	.98	.73	.61	.62	.57
Net realized and unrealized gain (loss)	.86	1.00	2.21	(4.47)	2.08	1.16
Total from investment operations	1.29	1.98	2.94	(3.86)	2.70	1.73
Less distributions from:
Net investment income	(1.12)	(.82 )	(.67 )	(.69 )	(.62 )	(.74 )
Net realized gains	(3.19)	—	—	(2.01)	(.37 )	(.55 )
Total distributions	(4.31)	(.82 )	(.67 )	(2.70)	(.99 )	(1.29)
Net asset value, end of period	$20.63	$23.65	$22.49	$20.22	$26.78	$25.07
Total Return (%)	6.89 *	9.10	14.89	(14.98)	10.95	8.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	112	110	110	103	131	127
Ratio of expenses (%)[b]	.64 **	.63	.65	.65	.61	.64
Ratio of net investment income (%)	3.94 **	4.20	3.47	2.80	2.36	2.51
Portfolio turnover rate (%)	80 *	294	180	95	104	137

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

18 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global Income Builder VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors

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such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund

20 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued, Delayed-Delivery and Forward-Commitment Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable based upon the current interpretation of the tax rules and regulations. Estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $111,872,354. The net unrealized appreciation for all investments based on tax cost was $4,409,425. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,799,275 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,389,850.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments

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in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.
Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended June 30, 2025, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

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A summary of the open interest rate swap contracts as of June 30, 2025 is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2025, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $4,350,000 to $5,100,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2025, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains. In addition, the Fund entered into equity index futures as a means of gaining exposure to the equity asset class without investing directly into such asset class and to manage the risk of stock market volatility.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2025, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $38,794,000 to $75,428,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $4,048,000 to $9,384,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2025, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of June 30, 2025, is included in the table following the Fund’s Investment Portfolio. For the six months ended June 30, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $2,935,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $4,491,000 to $8,494,000.

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The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$740,109	$740,109
Interest Rate Contracts (a)	—	23,164	23,164
Foreign Exchange Contracts (b)	163,531	—	163,531
	$163,531	$763,273	$926,804
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$(33,316)	$(33,316)
Interest Rate Contracts (a) (b)	—	(27,228)	(105,159)	(132,387)
Foreign Exchange Contracts (c)	(72,940)	—	—	(72,940)
	$(72,940)	$(27,228)	$(138,475)	$(238,643)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)
Includes cumulative depreciation of centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$(1,761,535)	$(1,761,535)
Interest Rate Contracts (a)	—	(9,059)	169,039	159,980
Foreign Exchange Contracts (a)	131,699	—	—	131,699
	$131,699	$(9,059)	$(1,592,496)	$(1,469,856)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts, swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$2,356,128	$2,356,128
Interest Rate Contracts (a)	—	66,975	(149,431)	(82,456)
Foreign Exchange Contracts (a)	103,316	—	—	103,316
	$103,316	$66,975	$2,206,697	$2,376,988
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap and futures contracts, respectively
As of June 30, 2025, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with

24 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
BNP Paribas	$63,810	$—	$—	$63,810
Citigroup, Inc.	19,216	(19,216)	—	—
Morgan Stanley	12,179	(12,179)	—	—
State Street Bank and Trust	60,040	—	—	60,040
Toronto-Dominion Bank	8,286	(8,286)	—	—
	$163,531	$(39,681)	$—	$123,850

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup, Inc.	$33,626	$(19,216)	$—	$14,410
Morgan Stanley	26,481	(12,179)	—	14,302
Toronto-Dominion Bank	12,833	(8,286)	—	4,547
	$72,940	$(39,681)	$—	$33,259
C.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$80,277,736	$69,933,825
U.S. Treasury Obligations	$1,968,799	$18,444,927
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.370%
Next $750 million of such net assets	.345%
Over $1 billion of such net assets	.310%
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 25

For the period from January 1, 2025 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A at 0.69%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $52,448, of which $8,809 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $354, of which $129 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $538, of which $236 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Ownership of the Fund
At June 30, 2025, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 58% and 12%, respectively.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

26 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Income Builder VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 27

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

28 |	Deutsche DWS Variable Series II — DWS Global Income Builder VIP

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2GIB-BFE2024

Deutsche DWS Variable Series II — DWS Global Income Builder VIP	| 29

VS2GIB-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Government Money Market VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
12	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 37.1%
U.S. Government Sponsored Agencies 11.9%
Federal Farm Credit Banks Funding Corp.:
1 day USD SOFR + 0.1%, Series 1, 4.49% (a), 5/27/2027	500,000	500,000
1 day USD SOFR + 0.13%, 4.52% (a), 2/3/2027	1,000,000	1,000,000
1 day USD SOFR + 0.135%, 4.525% (a), 1/8/2027	1,500,000	1,500,000
1 day USD SOFR + 0.14%, 4.53% (a), 8/26/2026	500,000	500,000
1 day USD SOFR + 0.145%, 4.535% (a), 7/25/2025	500,000	500,000
Federal Home Loan Banks:
4.125%, 6/18/2026	1,000,000	998,808
4.41%, 4/15/2026	5,000,000	5,000,000
1 day USD SOFR + 0.025%, 4.415% (a), 12/15/2025	1,500,000	1,500,000
1 day USD SOFR + 0.025%, 4.415% (a), 2/13/2026	1,250,000	1,250,000
1 day USD SOFR + 0.03%, 4.42% (a), 2/18/2026	1,000,000	1,000,000
1 day USD SOFR + 0.03%, 4.42% (a), 3/3/2026	1,000,000	1,000,000
1 day USD SOFR + 0.12%, Series 1, 4.51% (a), 4/9/2027	500,000	500,000
1 day USD SOFR + 0.17%, 4.56% (a), 8/20/2026	675,000	675,000
1 day USD SOFR + 0.19%, 4.58% (a), 10/29/2026	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.:
1 day USD SOFR + 0.1%, 4.49% (a), 2/9/2026	1,500,000	1,500,000
1 day USD SOFR + 0.14%, 4.53% (a), 9/4/2026	300,000	300,000
Federal National Mortgage Association:
1 day USD SOFR + 0.1%, 4.49% (a), 6/18/2026	750,000	750,000
1 day USD SOFR + 0.135%, 4.525% (a), 8/21/2026	1,250,000	1,250,000
	Principal Amount ($)	Value ($)
1 day USD SOFR + 0.14%, 4.53% (a), 9/11/2026	2,125,000	2,125,000
1 day USD SOFR + 0.14%, 4.53% (a), 10/23/2026	500,000	500,000
1 day USD SOFR + 0.14%, 4.53% (a), 12/11/2026	1,000,000	1,000,000
		24,348,808
U.S. Treasury Obligations 25.2%
U.S. Treasury Bills:
3.975% (b), 5/14/2026	1,000,000	965,478
4.056% (b), 1/22/2026	1,000,000	977,222
4.056% (b), 2/19/2026	1,000,000	974,111
4.066% (b), 7/10/2025	1,000,000	998,998
4.089% (b), 10/30/2025	1,750,000	1,726,281
4.107% (b), 10/2/2025	1,500,000	1,484,302
4.109% (b), 10/16/2025	2,500,000	2,469,884
4.154% (b), 11/6/2025	2,250,000	2,217,220
4.157% (b), 10/30/2025	500,000	493,109
4.178% (b), 7/10/2025	3,000,000	2,996,909
4.255% (b), 7/1/2025	4,000,000	4,000,000
4.26% (b), 7/29/2025	3,000,000	2,990,197
4.28% (b), 10/2/2025	1,000,000	989,094
4.295% (b), 9/16/2025	2,500,000	2,477,349
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.125%, 4.406% (a), 7/31/2025	10,000,000	10,000,102
3 mo. Treasury money market yield + 0.17%, 4.451% (a), 10/31/2025	10,000,000	10,001,522
3 mo. Treasury money market yield + 0.245%, 4.526% (a), 1/31/2026	6,000,000	6,006,462
		51,768,240
Total Government & Agency Obligations (Cost $76,117,048)		76,117,048
Repurchase Agreements 62.8%
Citigroup Global Markets, Inc., 4.38%, dated 6/30/2025, to be repurchased at $24,502,981 on 7/1/2025 (c)	24,500,000	24,500,000
JPMorgan Securities, Inc., 4.4%, dated 6/30/2025, to be repurchased at $27,803,398 on 7/1/2025 (d)	27,800,000	27,800,000
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 3

	Principal Amount ($)	Value ($)
Royal Bank of Canada:
4.38%, dated 6/30/2025, to be repurchased at $24,903,030 on 7/1/2025 (e)	24,900,000	24,900,000
4.39%, dated 6/30/2025, to be repurchased at $2,400,293 on 7/1/2025 (f)	2,400,000	2,400,000
Wells Fargo Bank:
4.39%, dated 6/30/2025, to be repurchased at $24,302,963 on 7/1/2025 (g)	24,300,000	24,300,000
4.4%, dated 6/30/2025, to be repurchased at $25,003,056 on 7/1/2025 (h)	25,000,000	25,000,000
Total Repurchase Agreements (Cost $128,900,000)		128,900,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $205,017,048)	99.9	205,017,048
Other Assets and Liabilities, Net	0.1	139,427
Net Assets	100.0	205,156,475

(a)	Floating rate security. These securities are shown at their current rate as of June 30, 2025.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
24,905,500	U.S. Treasury Notes	3.625–4.25	1/31/2026–5/31/2028	24,990,020

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
28,253,032	Federal National Mortgage Association	3.89–5.5	1/1/2029–11/1/2053	28,356,001

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,684,800	U.S. Treasury Bonds	1.375–4.625	11/15/2040–2/15/2055	2,342,887
11,129,500	U.S. Treasury Notes	0.375–4.625	2/28/2026–6/30/2031	11,245,726
3,704,200	U.S. Treasury Strips	Zero Coupon	11/15/2043–8/15/2050	1,308,471
9,017,400	U.S. Treasury Inflation Index Bonds	0.75–2.5	1/15/2029–2/15/2054	9,287,961
995,700	U.S. Treasury Inflation Index Notes	0.125–1.25	4/15/2027–7/15/2030	1,216,064
Total Collateral Value				25,401,109

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
497,788	Federal Home Loan Mortgage Corporation	2.0–7.0	3/1/2039–1/1/2055	495,787
2,324,496	Federal National Mortgage Association	2.5–6.0	10/1/2038–9/1/2054	1,948,952
3,500	U.S. Treasury Inflation Index Notes	1.625	4/15/2030	3,560
Total Collateral Value				2,448,299
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
29,586,829	U.S. Treasury Bonds	1.875–6.875	8/15/2025–5/15/2054	24,782,890
3,174	U.S. Treasury Notes	2.875	5/15/2028	3,112
Total Collateral Value				24,786,002

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
25,875,666	Federal Home Loan Mortgage Corporation	1.5–7.0	5/1/2027–7/1/2055	25,500,000

SOFR: Secured Overnight Financing Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$76,117,048	$—	$76,117,048
Repurchase Agreements	—	128,900,000	—	128,900,000
Total	$—	$205,017,048	$—	$205,017,048

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$76,117,048
Repurchase agreements, valued at amortized cost	128,900,000
Cash	87,203
Receivable for Fund shares sold	143,334
Interest receivable	376,815
Other assets	1,640
Total assets	205,626,040
Liabilities
Payable for Fund shares redeemed	34,611
Distributions payable	310,580
Accrued management fee	39,663
Accrued Trustees' fees	1,535
Other accrued expenses and payables	83,176
Total liabilities	469,565
Net assets, at value	$205,156,475
Net Assets Consist of
Distributable earnings (loss)	42,573
Paid-in capital	205,113,902
Net assets, at value	$205,156,475
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($205,156,475 ÷ 205,178,882 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$4,653,577
Expenses:
Management fee	248,905
Administration fee	102,739
Services to shareholders	1,599
Custodian fee	5,449
Professional fees	27,074
Reports to shareholders	24,141
Trustees' fees and expenses	4,979
Other	28,528
Total expenses	443,414
Net investment income	4,210,163
Net realized gain (loss) from investments	12,012
Net increase (decrease) in net assets resulting from operations	$4,222,175
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$4,210,163	$9,952,221
Net realized gain (loss)	12,012	21,770
Net increase (decrease) in net assets resulting from operations	4,222,175	9,973,991
Distributions to shareholders:
Class A	(4,210,119)	(9,952,265)
Fund share transactions:
Class A
Proceeds from shares sold	64,374,161	138,287,449
Reinvestment of distributions	4,268,717	9,999,653
Payments for shares redeemed	(77,999,987)	(219,672,004)
Net increase (decrease) in net assets from Class A share transactions	(9,357,109)	(71,384,902)
Increase (decrease) in net assets	(9,345,053)	(71,363,176)
Net assets at beginning of period	214,501,528	285,864,704
Net assets at end of period	$205,156,475	$214,501,528

Other Information
Class A
Shares outstanding at beginning of period	214,535,991	285,920,893
Shares sold	64,374,161	138,287,449
Shares issued to shareholders in reinvestment of distributions	4,268,717	9,999,653
Shares redeemed	(77,999,987)	(219,672,004)
Net increase (decrease) in Class A shares	(9,357,109)	(71,384,902)
Shares outstanding at end of period	205,178,882	214,535,991
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 7

Financial Highlights
DWS Government Money Market VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.020	.048	.047	.013	.000 *	.002
Net realized gain (loss)	.000 *	.000 *	.000 *	(.000 )*	(.000 )*	.000 *
Total from investment operations	.020	.048	.047	.013	.000 *	.002
Less distributions from:
Net investment income	(.020 )	(.048 )	(.047 )	(.013 )	(.000 )*	(.002 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	1.99 **	4.92	4.75	1.29 [a]	.01 [a]	.24 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	205	215	286	187	197	153
Ratio of expenses before expense reductions (%)[b]	.41 ***	.40	.39	.40	.42	.42
Ratio of expenses after expense reductions (%)[b]	.41 ***	.40	.39	.32	.06	.23
Ratio of net investment income (%)	3.99 ***	4.80	4.70	1.25	.01	.20

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.0005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Government Money Market VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 9

as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claim on the collateral may be subject to legal proceedings.
As of June 30, 2025, the Fund held repurchase agreements with a gross value of $128,900,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2025, the Fund had an aggregate cost of investments for federal income tax purposes of $205,017,048.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.235%
Next $500 million of such net assets	.220%
Next $1.0 billion of such net assets	.205%
Over $2.0 billion of such net assets	.190%
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.235% of the Fund’s average daily net assets.
For the period from January 1, 2025 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total

10 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of Class A at 0.51%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $102,739, of which $16,372 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $1,283, of which $415 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $388, of which $236 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Ownership of the Fund
At June 30, 2025, one Participating Insurance Company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 66%.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund's investments to decline and impair the Fund's ability to maintain a stable $1.00 share price. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors.  Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates.  Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 11

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government Money Market VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2023, the Fund’s gross performance (Class A shares) was in the 2nd quartile and 3rd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

12 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). Based on Broadridge data provided as of December 31, 2023, the Board noted that the Fund’s Class A shares total operating expenses were higher than the median (4th quartile) of the applicable Broadridge expense universe (less any applicable 12b-1 fees). The Board noted the expense limitation agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.

Deutsche DWS Variable Series II — DWS Government Money Market VIP	| 13

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2GMM-BFE2024

14 |	Deutsche DWS Variable Series II — DWS Government Money Market VIP

VS2GMM-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS High Income VIP

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS High Income VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 89.4%
Communication Services 15.4%
Altice France SA:
REG S, 3.375%, 1/15/2028	EUR	100,000	98,712
144A, 5.5%, 1/15/2028		200,000	168,318
AMC Networks, Inc., 144A, 10.5%, 7/15/2032 (b)		125,000	126,655
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028		95,000	87,373
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		105,000	100,105
144A, 5.375%, 6/1/2029		570,000	567,916
Clear Channel Outdoor Holdings, Inc.:
144A, 7.75%, 4/15/2028 (c)		100,000	94,500
144A, 7.875%, 4/1/2030		80,000	82,579
CommScope LLC, 144A, 4.75%, 9/1/2029		60,000	58,577
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		75,000	73,047
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		80,000	81,423
CSC Holdings LLC, 144A, 4.125%, 12/1/2030		720,000	507,969
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		240,000	239,217
144A, 8.875%, 2/1/2030		40,000	39,224
DISH DBS Corp., 144A, 5.75%, 12/1/2028		295,000	255,359
DISH Network Corp., 144A, 11.75%, 11/15/2027		195,000	201,011
EchoStar Corp.:
6.75%, 11/30/2030 PIK (c)		171,125	156,174
10.75%, 11/30/2029		140,000	144,200
Hughes Satellite Systems Corp., 6.625%, 8/1/2026		30,000	21,362
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028 (c)		65,000	52,305
Iliad Holding SASU, 144A, 7.0%, 10/15/2028		200,000	203,655
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		185,000	169,639
144A, 4.875%, 6/15/2029 (c)		80,000	74,700
144A, 6.875%, 6/30/2033		54,000	54,946
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031		140,000	125,264
144A, 4.625%, 6/1/2028		135,000	131,736
144A, 5.0%, 12/15/2027		150,000	149,177
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		185,000	192,981
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (c)		40,000	34,821
TEGNA, Inc.:
4.625%, 3/15/2028		220,000	213,805
	Principal Amount ($)(a)		Value ($)
5.0%, 9/15/2029		90,000	85,967
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		200,000	197,897
Univision Communications, Inc.:
144A, 8.0%, 8/15/2028		240,000	243,547
144A, 8.5%, 7/31/2031		40,000	40,044
Viasat, Inc., 144A, 6.5%, 7/15/2028		95,000	89,784
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	339,336
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.0%, 7/15/2028		200,000	195,797
Vodafone Group PLC, 7.0%, 4/4/2079		265,000	276,486
VZ Vendor Financing II BV, REG S, 2.875%, 1/15/2029	EUR	100,000	106,914
Warnermedia Holdings, Inc., Series WI, 4.054%, 3/15/2029		90,000	83,814
Windstream Services LLC, 144A, 8.25%, 10/1/2031		148,000	154,998
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027		75,000	70,333
Ziggo BV, 144A, 4.875%, 1/15/2030		200,000	186,805
			6,578,472
Consumer Discretionary 11.0%
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029		100,000	91,513
Avis Budget Car Rental LLC, 144A, 8.375%, 6/15/2032		82,000	85,790
Avis Budget Finance PLC, REG S, 7.0%, 2/28/2029	EUR	120,000	143,474
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 144A, 9.5%, 7/1/2032 (b)		78,000	79,792
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		289,000	276,991
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		45,000	41,499
Carnival Corp.:
144A, 5.75%, 3/15/2030 (c)		209,000	212,536
144A, 5.875%, 6/15/2031		429,000	437,044
Carvana Co., 144A, 9.0%, 6/1/2031, PIK		164,089	194,379
Champ Acquisition Corp., 144A, 8.375%, 12/1/2031		90,000	95,636
Garrett Motion Holdings, Inc., 144A, 7.75%, 5/31/2032		105,000	109,319
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		200,000	190,175
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 3

	Principal Amount ($)(a)		Value ($)
Michaels Companies, Inc., 144A, 5.25%, 5/1/2028		80,000	63,960
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		205,000	197,470
NCL Corp., Ltd., 144A, 6.75%, 2/1/2032		129,000	131,790
Nissan Motor Acceptance Co. LLC, 144A, 1.85%, 9/16/2026		135,000	128,744
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029 (c)		45,000	41,697
QXO Building Products, Inc., 144A, 6.75%, 4/30/2032		113,000	116,413
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	200,000	222,350
144A, 5.125%, Perpetual		200,000	196,259
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		161,000	161,208
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		56,000	55,034
Staples, Inc.:
144A, 10.75%, 9/1/2029		196,000	185,499
144A, 12.75%, 1/15/2030		25,000	16,544
Tenneco, Inc., 144A, 8.0%, 11/17/2028		80,000	79,112
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		210,000	212,308
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		125,000	130,053
Wayfair LLC, 144A, 7.75%, 9/15/2030		90,000	90,559
Whirlpool Corp., 6.5%, 6/15/2033		129,000	129,413
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		465,000	454,893
ZF North America Capital, Inc., 144A, 6.875%, 4/14/2028		150,000	150,454
			4,721,908
Consumer Staples 2.0%
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032 (c)		42,000	44,317
KeHE Distributors LLC, 144A, 9.0%, 2/15/2029		110,000	113,922
Post Holdings, Inc., 144A, 5.5%, 12/15/2029		125,000	124,427
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		75,000	70,813
TreeHouse Foods, Inc., 4.0%, 9/1/2028		85,000	77,503
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		160,000	156,763
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	200,000	231,576
	Principal Amount ($)(a)	Value ($)
3.2%, 4/15/2030	40,000	38,203
		857,524
Energy 16.0%
Aethon United BR LP, 144A, 7.5%, 10/1/2029	295,000	309,436
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032	166,000	168,945
144A, 6.625%, 7/15/2033	247,000	250,581
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032	165,000	174,843
Buckeye Partners LP:
144A, 4.5%, 3/1/2028	80,000	78,793
144A, 6.75%, 2/1/2030	171,000	177,504
144A, 6.875%, 7/1/2029	130,000	134,683
Civitas Resources, Inc.:
144A, 8.625%, 11/1/2030	40,000	40,610
144A, 8.75%, 7/1/2031	65,000	65,722
144A, 9.625%, 6/15/2033	146,000	149,676
Comstock Resources, Inc., 144A, 6.75%, 3/1/2029	105,000	105,235
Crescent Energy Finance LLC:
144A, 7.625%, 4/1/2032	145,000	141,578
144A, 8.375%, 1/15/2034 (b)	38,000	38,024
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031	45,000	49,696
Excelerate Energy LP, 144A, 8.0%, 5/15/2030	188,000	198,182
Genesis Energy LP:
8.0%, 5/15/2033	65,000	67,959
8.25%, 1/15/2029	210,000	219,595
Global Partners LP:
144A, 7.125%, 7/1/2033	81,000	82,135
144A, 8.25%, 1/15/2032	100,000	105,168
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029	73,000	74,814
Harvest Midstream I LP:
144A, 7.5%, 9/1/2028	110,000	111,874
144A, 7.5%, 5/15/2032	50,000	52,808
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032	110,000	115,687
144A, 8.875%, 7/15/2028	85,000	89,237
Kimmeridge Texas Gas LLC, 144A, 8.5%, 2/15/2030	120,000	124,193
Kinetik Holdings LP:
144A, 5.875%, 6/15/2030	85,000	85,721
144A, 6.625%, 12/15/2028	61,000	62,390
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	235,000	243,087
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029	146,000	143,434
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS High Income VIP

	Principal Amount ($)(a)	Value ($)
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031	198,000	192,582
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029	165,000	166,700
144A, 8.375%, 2/15/2032	35,000	35,105
NuStar Logistics LP, 6.375%, 10/1/2030	370,000	383,416
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	200,000	203,699
SM Energy Co., 144A, 7.0%, 8/1/2032 (c)	179,000	176,385
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	102,000	104,350
Sunoco LP:
4.5%, 5/15/2029	85,000	82,517
4.5%, 4/30/2030	230,000	221,145
144A, 6.25%, 7/1/2033	112,000	113,870
Talos Production, Inc., 144A, 9.375%, 2/1/2031	80,000	81,677
TGNR Intermediate Holdings LLC, 144A, 5.5%, 10/15/2029	65,000	62,991
TransMontaigne Partners LLC, 144A, 8.5%, 6/15/2030	66,000	68,660
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	69,308	69,834
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	135,714	137,853
Transocean, Inc., 144A, 8.75%, 2/15/2030	88,000	90,494
USA Compression Partners LP, 6.875%, 9/1/2027	195,000	195,392
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033	80,000	69,958
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030	127,000	128,386
144A, 9.0%, Perpetual	42,000	40,832
144A, 9.5%, 2/1/2029	105,000	114,385
144A, 9.875%, 2/1/2032	210,000	226,792
Venture Global Plaquemines LNG LLC:
6.75%, 1/15/2036 (b)	50,000	50,000
144A, 7.75%, 5/1/2035	145,000	156,951
Vital Energy, Inc., 9.75%, 10/15/2030	45,000	40,731
		6,876,315
Financials 7.7%
Acrisure LLC, 144A, 6.75%, 7/1/2032	139,000	140,970
Alliant Holdings Intermediate LLC:
144A, 4.25%, 10/15/2027	135,000	132,516
144A, 5.875%, 11/1/2029	130,000	128,149
144A, 6.5%, 10/1/2031	99,000	100,841
	Principal Amount ($)(a)		Value ($)
Ardonagh Finco Ltd.:
REG S, 6.875%, 2/15/2031	EUR	145,000	175,507
144A, 6.875%, 2/15/2031	EUR	100,000	121,040
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		200,000	198,131
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/2029		90,000	80,784
EZCORP, Inc., 144A, 7.375%, 4/1/2032		210,000	221,048
FirstCash, Inc.:
144A, 4.625%, 9/1/2028		150,000	147,274
144A, 6.875%, 3/1/2032		70,000	72,436
Freedom Mortgage Corp., 144A, 12.0%, 10/1/2028		80,000	86,034
Freedom Mortgage Holdings LLC:
144A, 8.375%, 4/1/2032		89,000	89,959
144A, 9.25%, 2/1/2029		70,000	72,708
goeasy Ltd., 144A, 9.25%, 12/1/2028		155,000	163,993
HUB International Ltd., 144A, 5.625%, 12/1/2029		195,000	195,026
Icahn Enterprises LP:
5.25%, 5/15/2027		135,000	130,806
9.75%, 1/15/2029		55,000	53,429
Nationstar Mortgage Holdings, Inc., 144A, 5.5%, 8/15/2028		140,000	139,079
Navient Corp., 5.0%, 3/15/2027		90,000	89,634
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		220,000	228,525
Rocket Mortgage LLC, 144A, 4.0%, 10/15/2033		145,000	129,727
Starwood Property Trust, Inc.:
144A, (REIT), 3.625%, 7/15/2026		180,000	176,941
144A, (REIT), 6.0%, 4/15/2030		140,000	141,602
144A, (REIT), 6.5%, 10/15/2030		71,000	73,303
			3,289,462
Health Care 5.4%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		200,000	201,754
Acadia Healthcare Co., Inc.:
144A, 5.5%, 7/1/2028		140,000	139,099
144A, 7.375%, 3/15/2033 (c)		66,000	67,995
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027		80,000	76,200
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029		50,000	35,000
144A, 11.0%, 9/30/2028		140,000	138,600
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		335,000	314,476
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 5

	Principal Amount ($)(a)	Value ($)
144A, 4.0%, 3/15/2031	80,000	73,304
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	115,000	98,312
144A, 5.25%, 5/15/2030	90,000	79,807
144A, 5.625%, 3/15/2027	100,000	98,498
144A, 6.875%, 4/15/2029	100,000	79,735
Embecta Corp., 144A, 5.0%, 2/15/2030	105,000	94,878
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029	155,000	130,331
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029	45,000	41,942
144A, 8.375%, 2/15/2032	171,000	182,208
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029	85,000	84,363
Tenet Healthcare Corp., 6.875%, 11/15/2031	165,000	177,387
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/2036	190,000	195,340
		2,309,229
Industrials 8.5%
Albion Financing 1 SARL, 144A, 7.0%, 5/21/2030	200,000	204,105
American Airlines, Inc., 144A, 5.5%, 4/20/2026	91,667	91,456
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/2028	135,000	143,207
ATS Corp., 144A, 4.125%, 12/15/2028	220,000	210,364
Enviri Corp., 144A, 5.75%, 7/31/2027	80,000	78,957
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033	38,000	39,809
144A, 9.0%, 5/15/2028	45,000	47,539
Fortress Transportation & Infrastructure Investors LLC:
144A, 5.5%, 5/1/2028	110,000	109,408
144A, 7.0%, 5/1/2031	110,000	113,898
Herc Holdings, Inc., 144A, 7.0%, 6/15/2030	422,000	440,719
Hertz Corp., 144A, 4.625%, 12/1/2026	25,000	22,401
Hillenbrand, Inc., 3.75%, 3/1/2031	455,000	407,539
Moog, Inc., 144A, 4.25%, 12/15/2027	380,000	370,999
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029	180,000	174,303
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	155,000	135,237
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029	90,000	95,491
	Principal Amount ($)(a)		Value ($)
Stena International SA, 144A, 7.25%, 1/15/2031		400,000	401,239
Stonepeak Nile Parent LLC, 144A, 7.25%, 3/15/2032		103,000	109,186
TransDigm, Inc., 144A, 6.375%, 3/1/2029		30,000	30,778
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		165,000	164,867
Wesco Distribution, Inc., 144A, 6.375%, 3/15/2033		93,000	96,123
Williams Scotsman, Inc., 144A, 4.625%, 8/15/2028		140,000	137,592
			3,625,217
Information Technology 3.4%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	100,000	123,309
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		100,000	106,423
144A, 9.0%, 9/30/2029		290,000	300,592
CoreWeave, Inc., 144A, 9.25%, 6/1/2030		114,000	116,546
McAfee Corp., 144A, 7.375%, 2/15/2030		135,000	127,492
NCR Voyix Corp., 144A, 5.0%, 10/1/2028		95,000	94,037
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		130,000	126,579
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		290,000	263,178
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		85,000	82,474
UKG, Inc., 144A, 6.875%, 2/1/2031		95,000	98,570
			1,439,200
Materials 14.7%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		200,000	209,898
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		239,000	243,489
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	100,000	105,501
Ashland, Inc., 144A, 3.375%, 9/1/2031		695,000	619,296
Avient Corp., 144A, 6.25%, 11/1/2031		242,000	244,262
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		150,000	142,080
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		120,000	127,216
Capstone Copper Corp., 144A, 6.75%, 3/31/2033		255,000	261,110
Celanese U.S. Holdings LLC, 7.2%, 11/15/2033		220,000	233,543
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032 (b)		94,000	95,305
Chemours Co., 144A, 5.75%, 11/15/2028		425,000	398,355
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS High Income VIP

	Principal Amount ($)(a)	Value ($)
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031	46,000	39,348
Compass Minerals International, Inc., 144A, 8.0%, 7/1/2030	90,000	92,983
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028 (c)	150,000	128,590
Element Solutions, Inc., 144A, 3.875%, 9/1/2028	480,000	465,502
First Quantum Minerals Ltd., 144A, 8.0%, 3/1/2033	200,000	205,138
FMG Resources August 2006 Pty. Ltd., 144A, 4.375%, 4/1/2031	80,000	74,752
IAMGOLD Corp., 144A, 5.75%, 10/15/2028	225,000	223,132
Iris Holding, Inc., 144A, 10.0%, 12/15/2028	35,000	32,096
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031	135,000	126,294
LABL, Inc., 144A, 9.5%, 11/1/2028	130,000	120,169
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026	115,000	114,834
Mineral Resources Ltd.:
144A, 8.0%, 11/1/2027	65,000	65,303
144A, 8.125%, 5/1/2027	60,000	59,968
144A, 9.25%, 10/1/2028	60,000	61,404
New Gold, Inc., 144A, 6.875%, 4/1/2032	218,000	224,666
Novelis Corp., 144A, 4.75%, 1/30/2030	245,000	234,756
Olin Corp.:
5.0%, 2/1/2030	190,000	183,357
144A, 6.625%, 4/1/2033	92,000	90,548
Olympus Water U.S. Holding Corp., 144A, 4.25%, 10/1/2028	225,000	213,967
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028	145,000	141,272
SCIL IV LLC, 144A, 5.375%, 11/1/2026	200,000	198,703
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030	185,000	193,672
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028	60,000	63,647
Tronox, Inc., 144A, 4.625%, 3/15/2029	325,000	280,445
		6,314,601
Real Estate 1.8%
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030	245,000	241,649
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027 (c)	100,000	92,369
144A, (REIT), 8.5%, 2/15/2032	135,000	141,285
	Principal Amount ($)(a)	Value ($)
Rithm Capital Corp., 144A, (REIT), 8.0%, 7/15/2030	129,000	129,645
Uniti Group LP:
144A, (REIT), 6.5%, 2/15/2029	140,000	135,314
144A, (REIT), 8.625%, 6/15/2032	43,000	43,436
		783,698
Utilities 3.5%
Edison International, 8.125%, 6/15/2053 (c)	75,000	72,442
Electricite de France SA, 144A, 9.125%, Perpetual	200,000	225,585
Lightning Power LLC, 144A, 7.25%, 8/15/2032	412,000	433,610
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	70,000	64,421
144A, 3.875%, 2/15/2032	130,000	119,381
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	205,000	198,617
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030	70,000	75,017
TerraForm Power Operating LLC, 144A, 5.0%, 1/31/2028	65,000	64,338
Vistra Corp., 144A, 7.0%, Perpetual	240,000	242,888
		1,496,299
Total Corporate Bonds (Cost $37,765,439)		38,291,925
Convertible Bonds 1.1%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (c) (Cost $449,284)	465,000	444,074
Loan Participations and Assignments 2.6%
Senior Loans (d)
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.256%, 10/31/2027	203,717	164,925
Cablevision Lightpath LLC, Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.312%, 11/30/2027	214,138	215,029
EW Scripps Co., Term Loan B2, 6/30/2028 (e)	40,000	38,867
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.314%, 2/1/2029	106,582	106,907
Gray Television, Inc., Term Loan D, 1 mo. USD Term SOFR + 3.0%, 7.439%, 12/1/2028	143,550	139,357
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 7

	Principal Amount ($)(a)	Value ($)
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.791%, 4/16/2029	214,835	212,554
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.072%, 8/1/2030	246,981	247,331
Total Loan Participations and Assignments (Cost $1,141,550)		1,124,970

	Shares	Value ($)
Exchange-Traded Funds 3.5%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	5,000	194,100
SPDR Portfolio High Yield Bond ETF	55,000	1,309,000
Total Exchange-Traded Funds (Cost $1,487,022)		1,503,100
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	287	1,622
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $244,286)	1,100	3,688
	Shares	Value ($)
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (g) (h) (Cost $1,534,239)	1,534,239	1,534,239
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 4.37% (g) (Cost $1,106,857)	1,106,857	1,106,857

% of Net Assets		Value ($)
Total Investment Portfolio (Cost $43,728,677)	102.8	44,010,475
Other Assets and Liabilities, Net	(2.8)	(1,190,882)
Net Assets	100.0	42,819,593
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 3.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (g) (h)
3,309,210	—	1,774,971 (i)	—	—	10,115	—	1,534,239	1,534,239
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 4.37% (g)
813,571	14,028,878	13,735,592	—	—	22,076	—	1,106,857	1,106,857
4,122,781	14,028,878	15,510,563	—	—	32,191	—	2,641,096	2,641,096

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $1,486,303, which is 3.5% of net assets.

(d)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS High Income VIP

(e)	All or a portion of the security represents unsettled loan commitments at June 30, 2025 where the rate will be determined at the time of settlement.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,150,848	USD	1,352,300	7/31/2025	(6,300)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$38,291,925	$—	$38,291,925
Convertible Bonds	—	444,074	—	444,074
Loan Participations and Assignments	—	1,124,970	—	1,124,970
Exchange-Traded Funds	1,503,100	—	—	1,503,100
Common Stocks	1,622	—	—	1,622
Warrants	—	—	3,688	3,688
Short-Term Investments (a)	2,641,096	—	—	2,641,096
Total	$4,145,818	$39,860,969	$3,688	$44,010,475
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(6,300)	$—	$(6,300)
Total	$—	$(6,300)	$—	$(6,300)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 9

Statement of Assets and Liabilities

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $41,087,581) — including $1,486,303 of securities loaned	$41,369,379
Investment in DWS Government & Agency Securities Portfolio (cost $1,534,239)*	1,534,239
Investment in DWS Central Cash Management Government Fund (cost $1,106,857)	1,106,857
Cash	8,965
Foreign currency, at value (cost $8,639)	9,082
Receivable for investments sold	635,896
Receivable for investments sold — when-issued securities	84,894
Receivable for Fund shares sold	5,472
Interest receivable	630,134
Affiliated securities lending income receivable	1,156
Other assets	435
Total assets	45,386,509
Liabilities
Payable upon return of securities loaned	1,534,239
Payable for investments purchased	458,323
Payable for investments purchased — when-issued securities	471,203
Payable for Fund shares redeemed	15,431
Unrealized depreciation on forward foreign currency contracts	6,300
Accrued management fee	9,135
Accrued Trustees' fees	1,055
Other accrued expenses and payables	71,230
Total liabilities	2,566,916
Net assets, at value	$42,819,593
Net Assets Consist of
Distributable earnings (loss)	(7,787,671)
Paid-in capital	50,607,264
Net assets, at value	$42,819,593
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($42,819,593 ÷ 7,779,421 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$5.50

*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series II — DWS High Income VIP

Statement of Operations
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Interest	$1,407,411
Dividends	51,616
Income distributions — DWS Central Cash Management Government Fund	22,076
Affiliated securities lending income	10,115
Total income	1,491,218
Expenses:
Management fee	105,554
Administration fee	20,478
Services to shareholders	340
Custodian fee	3,620
Audit fee	33,940
Legal fees	8,111
Tax fees	2,984
Reports to shareholders	14,449
Trustees' fees and expenses	1,660
Proxy fees	15,547
Other	4,409
Total expenses before expense reductions	211,092
Expense reductions	(48,637)
Total expenses after expense reductions	162,455
Net investment income	1,328,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(224,758)
Forward foreign currency contracts	(87,539)
Foreign currency	2,645
(309,652)
Change in net unrealized appreciation (depreciation) on:
Investments	877,368
Forward foreign currency contracts	(67,905)
Foreign currency	2,880
812,343
Net gain (loss)	502,691
Net increase (decrease) in net assets resulting from operations	$1,831,454
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 11

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024*
Operations:
Net investment income	$1,328,763	$2,702,570
Net realized gain (loss)	(309,652)	337,163
Change in net unrealized appreciation (depreciation)	812,343	(94,950)
Net increase (decrease) in net assets resulting from operations	1,831,454	2,944,783
Distributions to shareholders:
Class A	(2,966,588)	(2,534,195)
Class B	—	(30,889)
Total distributions	(2,966,588)	(2,565,084)
Fund share transactions:
Class A
Proceeds from shares sold	1,558,024	2,141,979
Reinvestment of distributions	2,966,588	2,534,195
Payments for shares redeemed	(3,344,643)	(5,481,571)
Net increase (decrease) in net assets from Class A share transactions	1,179,969	(805,397)
Class B
Proceeds from shares sold	—	56,014
Reinvestment of distributions	—	30,889
Payments for shares redeemed	—	(864,919)
Net increase (decrease) in net assets from Class B share transactions	—	(778,016)
Increase (decrease) in net assets	44,835	(1,203,714)
Net assets at beginning of period	42,774,758	43,978,472
Net assets at end of period	$42,819,593	$42,774,758

Other Information
Class A
Shares outstanding at beginning of period	7,542,140	7,664,032
Shares sold	276,942	382,038
Shares issued to shareholders in reinvestment of distributions	556,583	478,150
Shares redeemed	(596,244)	(982,080)
Net increase (decrease) in Class A shares	237,281	(121,892)
Shares outstanding at end of period	7,779,421	7,542,140
Class B
Shares outstanding at beginning of period	—	141,411
Shares sold	—	9,924
Shares issued to shareholders in reinvestment of distributions	—	5,795
Shares redeemed	—	(157,130)
Net increase (decrease) in Class B shares	—	(141,411)
Shares outstanding at end of period	—	—

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

12 |	Deutsche DWS Variable Series II — DWS High Income VIP

Financial Highlights
DWS High Income VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$5.67	$5.63	$5.34	$6.18	$6.23	$6.23
Income (loss) from investment operations:
Net investment income[a]	.17	.35	.33	.27	.27	.29
Net realized and unrealized gain (loss)	.07	.03	.25	(.81 )	(.03 )	.04
Total from investment operations	.24	.38	.58	(.54 )	.24	.33
Less distributions from:
Net investment income	(.41 )	(.34 )	(.29 )	(.30 )	(.29 )	(.33 )
Net asset value, end of period	$5.50	$5.67	$5.63	$5.34	$6.18	$6.23
Total Return (%)[b]	4.39 *	7.14	11.34	(8.88)	4.00	6.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43	43	43	41	51	54
Ratio of expenses before expense reductions (%)[c]	.96 **	.91	.90	.90	.84	.87
Ratio of expenses after expense reductions (%)[c]	.73 **	.70	.70	.71	.71	.70
Ratio of net investment income (%)	6.33 **	6.27	6.07	4.82	4.32	4.86
Portfolio turnover rate (%)	89 *	143	62	45	56	94

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS High Income VIP	| 13

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS High Income VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or

14 |	Deutsche DWS Variable Series II — DWS High Income VIP

broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return

Deutsche DWS Variable Series II — DWS High Income VIP	| 15

borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At December 31, 2024, the Fund had net tax basis capital loss carryforwards of $8,956,562, including short-term losses ($723,574) and long-term losses ($8,232,988), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $43,757,429. The net unrealized appreciation for all investments based on tax cost was $253,046. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $802,086 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $549,040.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

16 |	Deutsche DWS Variable Series II — DWS High Income VIP

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes for the Fund, with the exception of securities in default of principal.
B.
Derivative Instruments
A forward foreign currency contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2025, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of June 30, 2025, is included in the table following the Fund’s Investment Portfolio. For the six months ended June 30, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $951,000 to $3,487,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $505,000.
The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(6,300)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$(87,539)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$(67,905)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

Deutsche DWS Variable Series II — DWS High Income VIP	| 17

As of June 30, 2025, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$6,300	$—	$—	$6,300
C.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$37,322,624	$38,871,214
U.S. Treasury Obligations	$—	$38,011
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.500%
Next $750 million of such net assets	.470%
Next $1.5 billion of such net assets	.450%
Next $2.5 billion of such net assets	.430%
Next $2.5 billion of such net assets	.400%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.360%
Over $12.5 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.50% of the Fund’s average daily net assets.
For the period from January 1, 2025 through April 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A shares at 0.69%.
Effective May 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating

18 |	Deutsche DWS Variable Series II — DWS High Income VIP

expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage,interest expense and acquired fund fees and expenses) of Class A shares at 0.70%.
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for Class A are $48,637.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $20,478, of which $3,383 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $186, of which $53 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $438, of which $236 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Ownership of the Fund
At June 30, 2025, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 88% and 10%, respectively.
G.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund

Deutsche DWS Variable Series II — DWS High Income VIP	| 19

may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

20 |	Deutsche DWS Variable Series II — DWS High Income VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS High Income VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 4th quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2023.

Deutsche DWS Variable Series II — DWS High Income VIP	| 21

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

22 |	Deutsche DWS Variable Series II — DWS High Income VIP

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2HI-BFE2024

Deutsche DWS Variable Series II — DWS High Income VIP	| 23

VS2HI-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS International Opportunities VIP
(formerly DWS International Growth VIP)

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 97.7%
Canada 6.0%
Agnico Eagle Mines Ltd.	2,467	293,920
Alimentation Couche-Tard, Inc.	2,520	125,264
Brookfield Corp.	11,750	727,219
Canadian National Railway Co.	1,437	149,731
(Cost $369,251)		1,296,134
China 4.7%
ANTA Sports Products Ltd.	8,000	96,763
BYD Co., Ltd. "H"	7,500	116,658
Ping An Insurance Group Co. of China Ltd. "H"	48,500	309,233
Tencent Holdings Ltd.	7,400	476,448
(Cost $831,543)		999,102
Denmark 1.2%
Novo Nordisk A/S "B" (Cost $358,758)	3,849	265,948
Finland 0.7%
Amer Sports, Inc.* (a) (Cost $62,675)	3,824	148,218
France 11.6%
Air Liquide SA	712	146,973
Airbus SE	1,391	290,866
Capgemini SE	1,307	223,214
Cie de Saint-Gobain SA	2,659	311,949
LVMH Moet Hennessy Louis Vuitton SE	342	179,069
Schneider Electric SE	1,214	324,596
TotalEnergies SE	7,605	465,804
Vinci SA	3,633	535,977
(Cost $1,590,023)		2,478,448
Germany 17.6%
adidas AG	783	182,576
Allianz SE (Registered)	1,848	749,513
Auto1 Group SE 144A*	4,800	155,097
BASF SE	2,345	115,672
Brenntag SE	1,493	98,819
Deutsche Boerse AG	2,297	750,673
Deutsche Post AG	3,048	140,815
Deutsche Telekom AG (Registered)	7,863	287,092
MTU Aero Engines AG	300	133,654
SAP SE	2,309	705,223
Siemens Healthineers AG 144A	4,006	222,455
TeamViewer SE 144A*	5,856	66,174
Wacker Chemie AG (b)	899	65,888
Zalando SE 144A*	2,705	89,166
(Cost $2,441,689)		3,762,817
Hong Kong 0.9%
Techtronic Industries Co., Ltd. (Cost $63,209)	17,597	193,659
	Shares	Value ($)
Ireland 2.7%
Experian PLC	5,559	286,420
Kerry Group PLC "A"	2,687	296,831
(Cost $338,641)		583,251
Israel 2.2%
Cellebrite DI Ltd.* (c)	3,725	59,600
CyberArk Software Ltd.* (c)	634	257,962
Monday.com Ltd.* (c)	290	91,199
Wix.com Ltd.* (c)	433	68,613
(Cost $370,378)		477,374
Italy 0.8%
Stevanato Group SpA (a) (b) (Cost $195,909)	6,939	169,520
Japan 4.9%
Daikin Industries Ltd.	1,000	117,896
Fast Retailing Co., Ltd.	890	304,192
Hoya Corp.	2,100	249,098
Keyence Corp.	700	280,088
MISUMI Group, Inc.	4,911	65,469
Shiseido Co., Ltd.	2,500	44,520
(Cost $773,210)		1,061,263
Korea 0.6%
Samsung Electronics Co., Ltd. (Cost $111,381)	2,765	122,300
Lithuania 0.1%
Baltic Classifieds Group PLC (Cost $21,804)	4,300	21,984
Luxembourg 1.0%
Globant SA* (a) (Cost $172,071)	2,263	205,571
Netherlands 6.7%
Adyen NV 144A*	74	136,083
Argenx SE*	106	58,276
ASML Holding NV	594	475,982
ING Groep NV	16,367	359,046
Just Eat Takeaway.com NV 144A*	5,000	114,564
NXP Semiconductors NV (c)	415	90,673
Topicus.com, Inc.* (d)	500	62,644
Universal Music Group NV	4,575	148,284
(Cost $757,823)		1,445,552
Singapore 4.9%
DBS Group Holdings Ltd.	21,920	774,866
Sea Ltd. (ADR)*	1,291	206,483
Trip.com Group Ltd.	1,350	79,032
(Cost $449,831)		1,060,381
Sweden 4.2%
Assa Abloy AB "B"	7,536	235,212
Spotify Technology SA* (a)	862	661,447
(Cost $306,747)		896,659
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 3

	Shares	Value ($)
Switzerland 8.9%
Alcon AG	1,635	144,918
Lonza Group AG (Registered)	1,003	714,759
Nestle SA (Registered)	3,724	370,385
Roche Holding AG (Genusschein)	776	252,373
Sandoz Group AG	5,130	281,210
Sportradar Group AG "A"* (a)	5,384	151,183
(Cost $1,145,529)		1,914,828
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $115,005)	19,000	688,070
United Kingdom 4.6%
AstraZeneca PLC	2,320	323,211
Birkenstock Holding PLC* (a)	1,830	90,000
Halma PLC	4,744	208,382
HSBC Holdings PLC	13,700	165,807
Rentokil Initial PLC	39,613	191,323
(Cost $882,658)		978,723
United States 9.1%
Brookfield Asset Management Ltd. "A"	3,940	218,071
Ferguson Enterprises, Inc.	756	164,619
Flutter Entertainment PLC* (e)	386	109,397
Marsh & McLennan Companies, Inc.	1,782	389,616
Mastercard, Inc. "A"	541	304,010
NVIDIA Corp.	2,942	464,807
Schlumberger NV	5,195	175,591
Thermo Fisher Scientific, Inc.	304	123,260
(Cost $697,771)		1,949,371
	Shares	Value ($)
Uruguay 1.1%
MercadoLibre, Inc.* (Cost $122,915)	88	229,999
Total Common Stocks (Cost $12,178,821)		20,949,172
Preferred Stocks 0.5%
Germany
Sartorius AG (Cost $94,183)	399	101,731
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (f) (g) (Cost $244,920)	244,920	244,920
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.37% (f) (Cost $146,495)	146,495	146,495

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,664,419)	100.0	21,442,318
Other Assets and Liabilities, Net	(0.0)	(4,825)
Net Assets	100.0	21,437,493
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (f) (g)
—	244,920 (h)	—	—	—	133	—	244,920	244,920
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 4.37% (f)
528,472	3,092,416	3,474,393	—	—	14,513	—	146,495	146,495
528,472	3,337,336	3,474,393	—	—	14,646	—	391,415	391,415

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $234,235, which is 1.1% of net assets.

(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Listed on the TSX Venture Exchange.
(e)	Listed on the London Stock Exchange.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$1,296,134	$—	$—	$1,296,134
China	—	999,102	—	999,102
Denmark	—	265,948	—	265,948
Finland	148,218	—	—	148,218
France	—	2,478,448	—	2,478,448
Germany	—	3,762,817	—	3,762,817
Hong Kong	—	193,659	—	193,659
Ireland	—	583,251	—	583,251
Israel	477,374	—	—	477,374
Italy	169,520	—	—	169,520
Japan	—	1,061,263	—	1,061,263
Korea	—	122,300	—	122,300
Lithuania	—	21,984	—	21,984
Luxembourg	205,571	—	—	205,571
Netherlands	153,317	1,292,235	—	1,445,552
Singapore	206,483	853,898	—	1,060,381
Sweden	661,447	235,212	—	896,659
Switzerland	151,183	1,763,645	—	1,914,828
Taiwan	—	688,070	—	688,070
United Kingdom	90,000	888,723	—	978,723
United States	1,839,974	109,397	—	1,949,371
Uruguay	229,999	—	—	229,999
Preferred Stocks	—	101,731	—	101,731
Short-Term Investments (a)	391,415	—	—	391,415
Total	$6,020,635	$15,421,683	$—	$21,442,318

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $12,273,004) — including $234,235 of securities loaned	$21,050,903
Investment in DWS Government & Agency Securities Portfolio (cost $244,920)*	244,920
Investment in DWS Central Cash Management Government Fund (cost $146,495)	146,495
Foreign currency, at value (cost $193,510)	203,202
Receivable for Fund shares sold	34,930
Dividends receivable	14,814
Affiliated securities lending income receivable	47
Foreign taxes recoverable	49,889
Other assets	259
Total assets	21,745,459
Liabilities
Payable upon return of securities loaned	244,920
Payable for Fund shares redeemed	4,225
Accrued management fee	1,663
Accrued Trustees' fees	840
Other accrued expenses and payables	56,318
Total liabilities	307,966
Net assets, at value	$21,437,493
Net Assets Consist of
Distributable earnings (loss)	6,978,903
Paid-in capital	14,458,590
Net assets, at value	$21,437,493
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($21,437,493 ÷ 1,157,664 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$18.52

*	Represents collateral on securities loaned.
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $33,149)	$259,482
Income distributions — DWS Central Cash Management Government Fund	14,513
Affiliated securities lending income	133
Total income	274,128
Expenses:
Management fee	62,361
Administration fee	9,757
Services to shareholders	344
Custodian fee	4,886
Audit fee	28,510
Legal fees	7,055
Tax fees	2,984
Reports to shareholders	11,558
Trustees' fees and expenses	1,298
Other	5,725
Total expenses before expense reductions	134,478
Expense reductions	(52,041)
Total expenses after expense reductions	82,437
Net investment income	191,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	128,056
Foreign currency	1,596
129,652
Change in net unrealized appreciation (depreciation) on:
Investments	2,374,949
Foreign currency	21,651
2,396,600
Net gain (loss)	2,526,252
Net increase (decrease) in net assets resulting from operations	$2,717,943
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024*
Operations:
Net investment income	$191,691	$191,623
Net realized gain (loss)	129,652	339,156
Change in net unrealized appreciation (depreciation)	2,396,600	1,261,926
Net increase (decrease) in net assets resulting from operations	2,717,943	1,792,705
Distributions to shareholders:
Class A	(189,418)	(246,763)
Class B	—	(289)
Total distributions	(189,418)	(247,052)
Fund share transactions:
Class A
Proceeds from shares sold	1,277,891	1,445,199
Reinvestment of distributions	189,418	246,763
Payments for shares redeemed	(2,732,336)	(3,411,031)
Net increase (decrease) in net assets from Class A share transactions	(1,265,027)	(1,719,069)
Class B
Proceeds from shares sold	—	461
Reinvestment of distributions	—	289
Payments for shares redeemed	—	(31,413)
Net increase (decrease) in net assets from Class B share transactions	—	(30,663)
Increase (decrease) in net assets	1,263,498	(204,079)
Net assets at beginning of period	20,173,995	20,378,074
Net assets at end of period	$21,437,493	$20,173,995

Other Information
Class A
Shares outstanding at beginning of period	1,236,421	1,346,396
Shares sold	72,705	88,804
Shares issued to shareholders in reinvestment of distributions	11,077	15,930
Shares redeemed	(162,539)	(214,709)
Net increase (decrease) in Class A shares	(78,757)	(109,975)
Shares outstanding at end of period	1,157,664	1,236,421
Class B
Shares outstanding at beginning of period	—	1,903
Shares sold	—	29
Shares issued to shareholders in reinvestment of distributions	—	19
Shares redeemed	—	(1,951)
Net increase (decrease) in Class B shares	—	(1,903)
Shares outstanding at end of period	—	—

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 7

Financial Highlights
DWS International Opportunities VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$16.32	$15.11	$13.12	$18.80	$17.65	$14.64
Income (loss) from investment operations:
Net investment income[a]	.16	.15	.18	.11	.08	.06
Net realized and unrealized gain (loss)	2.21	1.25	1.92	(5.45)	1.34	3.17
Total from investment operations	2.37	1.40	2.10	(5.34)	1.42	3.23
Less distributions from:
Net investment income	(.17 )	(.19 )	(.11 )	(.15 )	(.06 )	(.22 )
Net realized gains	—	—	—	(.19 )	(.21 )	—
Total distributions	(.17 )	(.19 )	(.11 )	(.34 )	(.27 )	(.22 )
Net asset value, end of period	$18.52	$16.32	$15.11	$13.12	$18.80	$17.65
Total Return (%)[b]	14.59 *	9.37	16.04	(28.51)	8.11	22.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	20	20	19	22	19
Ratio of expenses before expense reductions (%)[c]	1.34 **	1.34	1.35	1.32	1.33	1.50
Ratio of expenses after expense reductions (%)[c]	.83 **	.84	.89	.92	.90	.87
Ratio of net investment income (%)	1.90 **	.94	1.27	.78	.41	.42
Portfolio turnover rate (%)	6 *	8	13	17	20	10

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS International Opportunities VIP (formerly DWS International Growth VIP) (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 9

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

10 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2024, the Fund had net tax basis capital loss carryforwards of $2,066,981, including short-term losses ($1,015,958) and long-term losses ($1,051,023), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $12,722,196. The net unrealized appreciation for all investments based on tax cost was $8,720,122. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $9,486,588 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $766,466.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $1,133,934 and $2,162,798, respectively.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 11

C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.62%.
For the period from January 1, 2025 through April 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) Class A at 0.82%.
Effective May 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A at 0.86%.
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for Class A are $52,041.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $9,757, of which $1,679 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $179, of which $61 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $338, of which $236 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2025, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 61% and 28%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund

12 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS International Growth VIP's (now known as DWS International Opportunities VIP) (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2023.

14 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

Deutsche DWS Variable Series II — DWS International Opportunities VIP	| 15

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2IO-BFE2024

16 |	Deutsche DWS Variable Series II — DWS International Opportunities VIP

VS2IO-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Small Mid Cap Growth VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
13	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 98.3%
Communication Services 1.1%
Entertainment 1.1%
Take-Two Interactive Software, Inc.*	2,174	527,956
Consumer Discretionary 9.9%
Automobile Components 0.5%
Gentherm, Inc.*	7,364	208,328
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions, Inc.*	3,398	419,959
Hotels, Restaurants & Leisure 1.6%
Hilton Grand Vacations, Inc.*	12,491	518,751
Wingstop, Inc.	700	235,718
		754,469
Household Durables 2.9%
Helen of Troy Ltd.*	1,963	55,710
LGI Homes, Inc.*	3,089	159,145
TopBuild Corp.*	3,473	1,124,349
		1,339,204
Leisure Products 1.0%
YETI Holdings, Inc.*	15,522	489,253
Specialty Retail 3.0%
Burlington Stores, Inc.*	2,883	670,701
Camping World Holdings, Inc. "A"	21,507	369,706
Valvoline, Inc.*	9,900	374,913
		1,415,320
Consumer Staples 3.7%
Consumer Staples Distribution & Retail 3.1%
Casey's General Stores, Inc.	2,871	1,464,985
Food Products 0.3%
Lancaster Colony Corp.	800	138,216
Household Products 0.3%
Spectrum Brands Holdings, Inc.	2,282	120,946
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Core Natural Resources, Inc.	2,519	175,675
Crescent Energy Co. "A"	6,384	54,902
Expand Energy Corp.	2,943	344,154
Kosmos Energy Ltd.*	48,000	82,560
Matador Resources Co.	8,300	396,076
Ovintiv, Inc.	9,711	369,504
		1,422,871
Financials 11.3%
Banks 3.3%
Pinnacle Financial Partners, Inc.	5,944	656,277
	Shares	Value ($)
Synovus Financial Corp.	11,493	594,763
The Bancorp, Inc.*	5,495	313,050
		1,564,090
Capital Markets 5.1%
FactSet Research Systems, Inc.	1,036	463,382
Lazard, Inc.	12,317	590,970
LPL Financial Holdings, Inc.	2,100	787,437
Moelis & Co. "A"	9,136	569,355
		2,411,144
Financial Services 0.9%
WEX, Inc.*	2,797	410,852
Insurance 2.0%
Kinsale Capital Group, Inc.	1,900	919,410
Health Care 19.9%
Biotechnology 8.2%
Apellis Pharmaceuticals, Inc.*	3,951	68,392
Avidity Biosciences, Inc.*	8,600	244,240
Biohaven Ltd.*	6,687	94,354
Blueprint Medicines Corp.*	3,484	446,579
Caris Life Sciences, Inc.*	3,928	104,956
Catalyst Pharmaceuticals, Inc.*	7,600	164,920
Celldex Therapeutics, Inc.*	12,600	256,410
Halozyme Therapeutics, Inc.*	2,800	145,656
Insmed, Inc.*	5,344	537,820
Kiniksa Pharmaceuticals International PLC*	8,769	242,638
Neurocrine Biosciences, Inc.*	7,085	890,514
Travere Therapeutics, Inc.*	14,578	215,754
Ultragenyx Pharmaceutical, Inc.*	3,057	111,153
Vaxcyte, Inc.*	4,900	159,299
Vera Therapeutics, Inc.*	7,600	179,056
		3,861,741
Health Care Equipment & Supplies 2.9%
Alphatec Holdings, Inc.*	9,320	103,452
Ceribell, Inc.* (a)	9,880	185,052
Globus Medical, Inc. "A"*	2,224	131,261
Haemonetics Corp.*	1,353	100,947
Inspire Medical Systems, Inc.*	300	38,931
Lantheus Holdings, Inc.*	3,500	286,510
Masimo Corp.*	727	122,296
Merit Medical Systems, Inc.*	4,200	392,616
		1,361,065
Health Care Providers & Services 7.5%
AMN Healthcare Services, Inc.*	9,041	186,877
HealthEquity, Inc.*	4,529	474,458
Molina Healthcare, Inc.*	2,319	690,830
Option Care Health, Inc.*	18,864	612,703
Privia Health Group, Inc.*	8,600	197,800
RadNet, Inc.*	23,877	1,358,840
		3,521,508
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 3

	Shares	Value ($)
Health Care Technology 0.4%
Waystar Holding Corp.*	4,200	171,654
Life Sciences Tools & Services 0.1%
OmniAb, Inc.*	13,092	22,780
Pharmaceuticals 0.8%
Arvinas, Inc.*	2,000	14,720
EyePoint Pharmaceuticals, Inc.*	5,600	52,696
Ligand Pharmaceuticals, Inc.*	2,672	303,753
		371,169
Industrials 21.8%
Aerospace & Defense 2.4%
HEICO Corp.	3,376	1,107,328
Building Products 4.4%
Allegion PLC	7,099	1,023,108
Builders FirstSource, Inc.*	9,106	1,062,579
		2,085,687
Commercial Services & Supplies 4.3%
MSA Safety, Inc.	2,392	400,732
Tetra Tech, Inc.	17,595	632,716
The Brink's Co.	11,036	985,405
		2,018,853
Electrical Equipment 1.5%
NEXTracker, Inc. "A"*	8,300	451,271
Thermon Group Holdings, Inc.*	9,149	256,904
		708,175
Machinery 1.6%
Chart Industries, Inc.*	2,600	428,090
IDEX Corp.	1,802	316,377
		744,467
Professional Services 3.8%
Broadridge Financial Solutions, Inc.	1,782	433,080
Kforce, Inc.	11,225	461,684
Maximus, Inc.	8,556	600,631
Verra Mobility Corp.*	10,800	274,212
		1,769,607
Trading Companies & Distributors 3.8%
FTAI Aviation Ltd.	2,500	287,600
Rush Enterprises, Inc. "A"	24,885	1,281,826
Titan Machinery, Inc.*	11,743	232,629
		1,802,055
Information Technology 21.7%
Communications Equipment 1.1%
Calix, Inc.*	9,644	512,964
Electronic Equipment, Instruments & Components 4.7%
Advanced Energy Industries, Inc.	12,629	1,673,342
Cognex Corp.	7,873	249,732
Fabrinet*	900	265,212
		2,188,286
	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.4%
Entegris, Inc.	4,821	388,814
FormFactor, Inc.*	7,627	262,445
Impinj, Inc.*	2,530	281,007
Monolithic Power Systems, Inc.	847	619,479
Semtech Corp.*	7,632	344,508
SiTime Corp.*	4,087	870,858
Ultra Clean Holdings, Inc.*	10,873	245,404
		3,012,515
Software 9.5%
Clearwater Analytics Holdings, Inc. "A"*	11,700	256,581
Commvault Systems, Inc.*	1,100	191,763
Dynatrace, Inc.*	7,679	423,958
Five9, Inc.*	9,547	252,804
Tenable Holdings, Inc.*	12,141	410,123
Tyler Technologies, Inc.*	2,576	1,527,156
Varonis Systems, Inc.*	22,977	1,166,083
Workiva, Inc.*	3,058	209,320
		4,437,788
Materials 3.2%
Construction Materials 2.1%
Eagle Materials, Inc.	4,901	990,541
Containers & Packaging 0.6%
Amcor PLC	27,753	255,050
Metals & Mining 0.5%
Cleveland-Cliffs, Inc.*	29,787	226,381
Paper & Forest Products 0.0%
Magnera Corp.*	1,057	12,769
Real Estate 2.7%
Diversified REITs 1.1%
Essential Properties Realty Trust, Inc.	16,178	516,240
Industrial REITs 0.8%
EastGroup Properties, Inc.	2,208	369,001
Specialized REITs 0.8%
Four Corners Property Trust, Inc.	13,954	375,502
Total Common Stocks (Cost $27,458,612)		46,050,129
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	1,013	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	1,013	0
Total Other Investments (Cost $0)		0
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

	Shares	Value ($)
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e) (Cost $113,100)	113,100	113,100
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.37% (d) (Cost $862,438)	862,438	862,438

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $28,434,150)	100.4	47,025,667
Other Assets and Liabilities, Net	(0.4)	(180,631)
Net Assets	100.0	46,845,036
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e)
456,225	—	343,125 (f)	—	—	1,657	—	113,100	113,100
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.37% (d)
1,096,015	2,494,131	2,727,708	—	—	29,000	—	862,438	862,438
1,552,240	2,494,131	3,070,833	—	—	30,657	—	975,538	975,538

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $108,634, which is 0.2% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$46,050,129	$—	$—	$46,050,129
Other Investments	—	—	0	0
Short-Term Investments (a)	975,538	—	—	975,538
Total	$47,025,667	$—	$0	$47,025,667

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $27,458,612) — including $108,634 of securities loaned	$46,050,129
Investment in DWS Government & Agency Securities Portfolio (cost $113,100)*	113,100
Investment in DWS Central Cash Management Government Fund (cost $862,438)	862,438
Cash	3,620
Receivable for Fund shares sold	335
Dividends receivable	21,495
Affiliated securities lending income receivable	16
Other assets	408
Total assets	47,051,541
Liabilities
Payable upon return of securities loaned	113,100
Payable for Fund shares redeemed	18,098
Accrued management fee	20,818
Accrued Trustees' fees	701
Other accrued expenses and payables	53,788
Total liabilities	206,505
Net assets, at value	$46,845,036
Net Assets Consist of
Distributable earnings (loss)	20,861,225
Paid-in capital	25,983,811
Net assets, at value	$46,845,036
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($46,845,036 ÷ 3,604,748 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$13.00

*	Represents collateral on securities loaned.
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends	$168,057
Income distributions — DWS Central Cash Management Government Fund	29,000
Affiliated securities lending income	1,657
Total income	198,714
Expenses:
Management fee	127,356
Administration fee	22,461
Services to shareholders	443
Custodian fee	905
Audit fee	18,585
Legal fees	6,513
Tax fees	2,984
Reports to shareholders	14,935
Trustees' fees and expenses	1,901
Other	4,549
Total expenses	200,632
Net investment income (loss)	(1,918)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,381,320
Change in net unrealized appreciation (depreciation) on investments	(2,882,599)
Net gain (loss)	(501,279)
Net increase (decrease) in net assets resulting from operations	$(503,197)
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income (loss)	$(1,918)	$(116,562)
Net realized gain (loss)	2,381,320	3,507,784
Change in net unrealized appreciation (depreciation)	(2,882,599)	(682,013)
Net increase (decrease) in net assets resulting from operations	(503,197)	2,709,209
Distributions to shareholders:
Class A	(3,463,980)	(483,065)
Fund share transactions:
Class A
Proceeds from shares sold	573,763	1,304,763
Reinvestment of distributions	3,463,980	483,065
Payments for shares redeemed	(2,423,855)	(7,856,023)
Net increase (decrease) in net assets from Class A share transactions	1,613,888	(6,068,195)
Increase (decrease) in net assets	(2,353,289)	(3,842,051)
Net assets at beginning of period	49,198,325	53,040,376
Net assets at end of period	$46,845,036	$49,198,325

Other Information
Class A
Shares outstanding at beginning of period	3,448,681	3,872,116
Shares sold	43,183	92,503
Shares issued to shareholders in reinvestment of distributions	293,309	35,389
Shares redeemed	(180,425)	(551,327)
Net increase (decrease) in Class A shares	156,067	(423,435)
Shares outstanding at end of period	3,604,748	3,448,681
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 7

Financial Highlights
DWS Small Mid Cap Growth VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$14.27	$13.70	$11.97	$18.87	$17.43	$13.66
Income (loss) from investment operations:
Net investment income (loss)[a]	(.00 )*	(.03 )	.00 *	(.00 )*	(.06 )	(.01 )
Net realized and unrealized gain (loss)	(.24 )	.73	2.17	(5.10)	2.43	4.00
Total from investment operations	(.24 )	.70	2.17	(5.10)	2.37	3.99
Less distributions from:
Net investment income	—	—	(.00 )*	—	(.01 )	(.01 )
Net realized gains	(1.03)	(.13 )	(.44 )	(1.80)	(.92 )	(.21 )
Total distributions	(1.03)	(.13 )	(.44 )	(1.80)	(.93 )	(.22 )
Net asset value, end of period	$13.00	$14.27	$13.70	$11.97	$18.87	$17.43
Total Return (%)	(.95 )**	5.15	18.83 [b]	(28.02)[b]	13.84	30.18 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	49	53	50	75	73
Ratio of expenses before expense reductions (%)[c]	.87 ***	.83	.85	.83	.78	.82
Ratio of expenses after expense reductions (%)[c]	.87 ***	.83	.84	.81	.78	.81
Ratio of net investment income (loss) (%)	(.01 )***	(.22 )	.02	(.02 )	(.33 )	(.05 )
Portfolio turnover rate (%)	5 **	4	4	11	16	12

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Small Mid Cap Growth VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 9

generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.

10 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $28,518,783. The net unrealized appreciation for all investments based on tax cost was $18,506,884. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $22,363,640 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,856,756.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in limited partnerships and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $2,429,004 and $4,035,718, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.550%
Next $750 million of such net assets	.525%
Over $1 billion of such net assets	.500%

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 11

Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
For the period January 1, 2025 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class A at 0.87%.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $22,461, of which $3,672 is unpaid.
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC aggregated $262, of which $83 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $190, of which $123 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2025, one Participating Insurance Company was owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 92%.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

12 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Mid Cap Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three-year period and has underperformed its benchmark in the one- and five-year periods ended December 31, 2023.

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 13

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for transfer agency services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may

14 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP

have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2SMCG-BFE2024

Deutsche DWS Variable Series II — DWS Small Mid Cap Growth VIP	| 15

VS2SMCG-NCSRS

June 30, 2025
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series II
DWS Small Mid Cap Value VIP

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
11	Notes to Financial Statements
16	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Investment Portfolioas of June 30, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 98.6%
Communication Services 3.5%
Diversified Telecommunication Services 0.4%
Liberty Global Ltd. "C"*	27,434	282,845
Media 3.1%
EchoStar Corp. "A"*	22,462	622,197
Interpublic Group of Companies, Inc.	46,093	1,128,357
National CineMedia, Inc.	83,759	405,812
WideOpenWest, Inc.*	64,583	262,207
		2,418,573
Consumer Discretionary 10.1%
Broadline Retail 1.6%
Ollie's Bargain Outlet Holdings, Inc.*	9,164	1,207,632
Distributors 0.7%
A-Mark Precious Metals, Inc.	23,469	520,543
Hotels, Restaurants & Leisure 0.7%
Aramark	13,381	560,263
Household Durables 0.4%
Green Brick Partners, Inc.*	4,925	309,684
Leisure Products 1.0%
Hasbro, Inc.	10,137	748,313
Specialty Retail 4.5%
AutoNation, Inc.*	998	198,253
Carvana Co.*	3,985	1,342,785
Gap, Inc.	37,531	818,551
Group 1 Automotive, Inc.	832	363,343
Penske Automotive Group, Inc.	2,257	387,775
Winmark Corp.	926	349,667
		3,460,374
Textiles, Apparel & Luxury Goods 1.2%
Ralph Lauren Corp.	3,387	928,986
Consumer Staples 3.3%
Food Products 3.3%
Cal-Maine Foods, Inc.	14,551	1,449,716
Freshpet, Inc.*	2,832	192,463
Ingredion, Inc.	6,544	887,497
		2,529,676
Energy 5.6%
Energy Equipment & Services 2.3%
Helmerich & Payne, Inc.	19,932	302,169
Solaris Energy Infrastructure, Inc.	52,336	1,480,585
		1,782,754
Oil, Gas & Consumable Fuels 3.3%
Antero Midstream Corp.	51,317	972,457
	Shares	Value ($)
Permian Resources Corp.	63,546	865,497
Range Resources Corp.	16,118	655,519
		2,493,473
Financials 24.5%
Banks 9.7%
Associated Banc-Corp.	50,191	1,224,158
BankUnited, Inc.	15,117	538,014
Columbia Banking System, Inc.	13,519	316,074
First BanCorp.	72,426	1,508,634
First Financial Corp.	10,857	588,341
Hancock Whitney Corp.	23,010	1,320,774
Hilltop Holdings, Inc.	15,444	468,725
UMB Financial Corp.	14,074	1,480,022
		7,444,742
Capital Markets 4.2%
Affiliated Managers Group, Inc.	4,578	900,813
BGC Group, Inc. "A"	34,990	357,948
Donnelley Financial Solutions, Inc.*	11,855	730,861
Evercore, Inc. "A"	3,083	832,471
Invesco Ltd.	23,108	364,413
		3,186,506
Consumer Finance 0.5%
SoFi Technologies, Inc.*	22,633	412,147
Financial Services 5.3%
Affirm Holdings, Inc.*	9,880	683,103
Corebridge Financial, Inc.	17,467	620,079
Enact Holdings, Inc.	15,455	574,153
Essent Group Ltd.	7,068	429,240
MGIC Investment Corp.	23,061	642,018
NMI Holdings, Inc.*	5,790	244,280
Radian Group, Inc.	23,252	837,537
		4,030,410
Insurance 3.7%
Assurant, Inc.	2,930	578,646
Everest Group Ltd.	3,801	1,291,770
Globe Life, Inc.	3,327	413,513
RLI Corp.	7,756	560,138
		2,844,067
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Rithm Capital Corp.	73,386	828,528
Health Care 7.2%
Biotechnology 3.6%
Exact Sciences Corp.*	7,576	402,589
Exelixis, Inc.*	8,966	395,177
Ionis Pharmaceuticals, Inc.*	12,640	499,406
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 3

	Shares	Value ($)
Revolution Medicines, Inc.*	23,715	872,475
United Therapeutics Corp.*	1,892	543,666
		2,713,313
Health Care Equipment & Supplies 0.5%
Neogen Corp.*	47,314	226,161
OraSure Technologies, Inc.*	63,952	191,856
		418,017
Health Care Technology 0.2%
Health Catalyst, Inc.*	48,650	183,410
Pharmaceuticals 2.9%
Jazz Pharmaceuticals PLC*	7,695	816,593
Ligand Pharmaceuticals, Inc.*	12,147	1,380,871
		2,197,464
Industrials 16.8%
Aerospace & Defense 1.6%
Huntington Ingalls Industries, Inc.	5,182	1,251,246
Building Products 3.0%
Advanced Drainage Systems, Inc.	4,704	540,302
Armstrong World Industries, Inc.	4,128	670,552
Owens Corning	7,852	1,079,807
		2,290,661
Construction & Engineering 3.9%
API Group Corp.*	24,832	1,267,674
MasTec, Inc.*	6,701	1,142,051
Tutor Perini Corp.*	12,023	562,436
		2,972,161
Electrical Equipment 5.5%
Acuity, Inc.	3,629	1,082,676
EnerSys	14,839	1,272,741
LSI Industries, Inc.	12,710	216,197
nVent Electric PLC	7,788	570,471
Sensata Technologies Holding PLC	35,731	1,075,860
		4,217,945
Machinery 1.7%
Hillenbrand, Inc.	23,148	464,580
Worthington Enterprises, Inc.	13,525	860,731
		1,325,311
Marine Transportation 0.6%
Kirby Corp.*	3,791	429,937
Trading Companies & Distributors 0.5%
DNOW, Inc.*	23,714	351,679
Information Technology 9.5%
Communications Equipment 0.5%
Ciena Corp.*	5,304	431,374
Electronic Equipment, Instruments & Components 3.8%
Avnet, Inc.	21,894	1,162,134
	Shares	Value ($)
Itron, Inc.*	9,281	1,221,658
TD SYNNEX Corp.	3,790	514,303
		2,898,095
Semiconductors & Semiconductor Equipment 1.0%
Astera Labs, Inc.*	5,435	491,433
Cohu, Inc.*	13,301	255,911
		747,344
Software 4.2%
Bit Digital, Inc.* (a)	166,705	365,084
Core Scientific, Inc.*	24,137	412,019
Hut 8 Corp.* (a)	15,679	291,629
MARA Holdings, Inc.* (a)	28,668	449,514
Pagaya Technologies Ltd. "A"* (a)	25,074	534,578
Rekor Systems, Inc.* (a)	184,802	214,370
Riot Platforms, Inc.*	36,617	413,772
Verint Systems, Inc.*	25,964	510,712
		3,191,678
Materials 5.6%
Chemicals 1.9%
Avient Corp.	7,792	251,759
Chemours Co.	39,655	454,050
RPM International, Inc.	6,533	717,585
		1,423,394
Containers & Packaging 0.9%
Graphic Packaging Holding Co.	33,543	706,751
Metals & Mining 2.8%
Commercial Metals Co.	6,535	319,627
Reliance, Inc.	3,269	1,026,139
Royal Gold, Inc.	2,449	435,530
Worthington Steel, Inc.	11,065	330,069
		2,111,365
Real Estate 8.9%
Diversified REITs 1.2%
Alpine Income Property Trust, Inc.	16,329	240,199
Global Net Lease, Inc.	85,963	649,021
		889,220
Health Care REITs 1.8%
Healthcare Realty Trust, Inc.	32,924	522,175
Omega Healthcare Investors, Inc.	24,028	880,626
		1,402,801
Industrial REITs 1.6%
STAG Industrial, Inc.	33,835	1,227,534
Office REITs 0.2%
BXP, Inc.	2,552	172,184
Retail REITs 1.1%
Kite Realty Group Trust	36,625	829,556
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

	Shares	Value ($)
Specialized REITs 3.0%
Gaming and Leisure Properties, Inc.	31,789	1,483,910
Gladstone Land Corp.	18,375	186,874
PotlatchDeltic Corp.	9,934	381,168
Safehold, Inc.	13,895	216,206
		2,268,158
Utilities 3.6%
Electric Utilities 2.7%
IDACORP, Inc.	10,663	1,231,043
Otter Tail Corp.	5,260	405,494
Portland General Electric Co.	9,933	403,578
		2,040,115
Gas Utilities 0.9%
UGI Corp.	19,812	721,553
Total Common Stocks (Cost $63,077,861)		75,401,782
Other Investments 0.0%
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Inc. (Escrow Shares)* (b) (Cost $0)	3,095	0
	Shares	Value ($)
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d) (Cost $1,246,700)	1,246,700	1,246,700
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $1,135,468)	1,135,468	1,135,468

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $65,460,029)	101.7	77,783,950
Other Assets and Liabilities, Net	(1.7)	(1,312,690)
Net Assets	100.0	76,471,260
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d)
248,795	997,905 (e)	—	—	—	2,483	—	1,246,700	1,246,700
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.37% (c)
969,558	4,413,990	4,248,080	—	—	19,614	—	1,135,468	1,135,468
1,218,353	5,411,895	4,248,080	—	—	22,097	—	2,382,168	2,382,168

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $1,235,713, which is 1.6% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 5

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$75,401,782	$—	$—	$75,401,782
Other Investments	—	—	0	0
Short-Term Investments (a)	2,382,168	—	—	2,382,168
Total	$77,783,950	$—	$0	$77,783,950

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $63,077,861) — including $1,235,713 of securities loaned	$75,401,782
Investment in DWS Government & Agency Securities Portfolio (cost $1,246,700)*	1,246,700
Investment in DWS Central Cash Management Government Fund (cost $1,135,468)	1,135,468
Receivable for Fund shares sold	9,523
Dividends receivable	55,843
Affiliated securities lending income receivable	993
Other assets	786
Total assets	77,851,095
Liabilities
Payable upon return of securities loaned	1,246,700
Payable for Fund shares redeemed	32,094
Accrued management fee	37,063
Accrued Trustees' fees	1,548
Other accrued expenses and payables	62,430
Total liabilities	1,379,835
Net assets, at value	$76,471,260
Net Assets Consist of
Distributable earnings (loss)	11,347,322
Paid-in capital	65,123,938
Net assets, at value	$76,471,260
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($62,234,740 ÷ 5,141,671 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.10
Class B
Net Asset Value, offering and redemption price per share ($14,236,520 ÷ 1,172,083 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$12.15

*	Represents collateral on securities loaned.
for the six months ended June 30, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,607)	$438,264
Income distributions — DWS Central Cash Management Government Fund	19,614
Affiliated securities lending income	2,483
Total income	460,361
Expenses:
Management fee	242,355
Administration fee	36,167
Services to shareholders	1,263
Record keeping fee (Class B)	8,136
Distribution service fee (Class B)	17,363
Custodian fee	1,327
Professional fees	26,603
Reports to shareholders	14,905
Trustees' fees and expenses	2,324
Other	5,193
Total expenses before expense reductions	355,636
Expense reductions	(24,418)
Total expenses after expense reductions	331,218
Net investment income	129,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(955,966)
Change in net unrealized appreciation (depreciation) on investments	1,860,304
Net gain (loss)	904,338
Net increase (decrease) in net assets resulting from operations	$1,033,481
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$129,143	$754,691
Net realized gain (loss)	(955,966)	8,842,504
Change in net unrealized appreciation (depreciation)	1,860,304	(4,617,377)
Net increase (decrease) in net assets resulting from operations	1,033,481	4,979,818
Distributions to shareholders:
Class A	(7,805,150)	(4,075,969)
Class B	(1,742,422)	(924,859)
Total distributions	(9,547,572)	(5,000,828)
Fund share transactions:
Class A
Proceeds from shares sold	1,533,074	3,734,367
Reinvestment of distributions	7,805,150	4,075,969
Payments for shares redeemed	(4,999,138)	(9,883,240)
Net increase (decrease) in net assets from Class A share transactions	4,339,086	(2,072,904)
Class B
Proceeds from shares sold	669,798	974,781
Reinvestment of distributions	1,742,422	924,859
Payments for shares redeemed	(1,245,709)	(4,069,428)
Net increase (decrease) in net assets from Class B share transactions	1,166,511	(2,169,788)
Increase (decrease) in net assets	(3,008,494)	(4,263,702)
Net assets at beginning of period	79,479,754	83,743,456
Net assets at end of period	$76,471,260	$79,479,754

Other Information
Class A
Shares outstanding at beginning of period	4,696,628	4,830,766
Shares sold	117,987	269,018
Shares issued to shareholders in reinvestment of distributions	714,757	311,143
Shares redeemed	(387,701)	(714,299)
Net increase (decrease) in Class A shares	445,043	(134,138)
Shares outstanding at end of period	5,141,671	4,696,628
Class B
Shares outstanding at beginning of period	1,059,258	1,210,975
Shares sold	51,762	70,947
Shares issued to shareholders in reinvestment of distributions	158,980	70,385
Shares redeemed	(97,917)	(293,049)
Net increase (decrease) in Class B shares	112,825	(151,717)
Shares outstanding at end of period	1,172,083	1,059,258
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Financial Highlights
DWS Small Mid Cap Value VIP — Class A
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$13.81	$13.86	$12.73	$15.47	$12.00	$13.83
Income (loss) from investment operations:
Net investment income[a]	.03	.14	.15	.15	.11	.16
Net realized and unrealized gain (loss)	(.01 )[b]	.68	1.64	(2.57)	3.54	(.90 )
Total from investment operations	.02	.82	1.79	(2.42)	3.65	(.74 )
Less distributions from:
Net investment income	(.14 )	(.17 )	(.15 )	(.12 )	(.18 )	(.16 )
Net realized gains	(1.59)	(.70 )	(.51 )	(.20 )	—	(.93 )
Total distributions	(1.73)	(.87 )	(.66 )	(.32 )	(.18 )	(1.09)
Net asset value, end of period	$12.10	$13.81	$13.86	$12.73	$15.47	$12.00
Total Return (%)[c]	1.52 *	6.21	14.95	(15.80)	30.50	(1.80)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62	65	67	64	82	70
Ratio of expenses before expense reductions (%)[d]	.88 **	.87	.87	.87	.85	.88
Ratio of expenses after expense reductions (%)[d]	.82 **	.82	.81	.83	.83	.82
Ratio of net investment income (%)	.42 **	.98	1.16	1.14	.76	1.57
Portfolio turnover rate (%)	26 *	41	28	33	32	43

[a]	Based on average shares outstanding during the period.
[b]	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 9

DWS Small Mid Cap Value VIP — Class B
	Six Months Ended 6/30/25	Years Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$13.81	$13.86	$12.72	$15.46	$11.99	$13.82
Income (loss) from investment operations:
Net investment income[a]	.00 *	.08	.10	.10	.06	.13
Net realized and unrealized gain (loss)	.01	.69	1.66	(2.58)	3.53	(.90 )
Total from investment operations	.01	.77	1.76	(2.48)	3.59	(.77 )
Less distributions from:
Net investment income	(.08 )	(.12 )	(.11 )	(.06 )	(.12 )	(.13 )
Net realized gains	(1.59)	(.70 )	(.51 )	(.20 )	—	(.93 )
Total distributions	(1.67)	(.82 )	(.62 )	(.26 )	(.12 )	(1.06)
Net asset value, end of period	$12.15	$13.81	$13.86	$12.72	$15.46	$11.99
Total Return (%)[b]	1.40 **	5.79	14.59	(16.14)	30.04	(2.18)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	15	17	16	21	17
Ratio of expenses before expense reductions (%)[c]	1.26 ***	1.24	1.24	1.24	1.22	1.25
Ratio of expenses after expense reductions (%)[c]	1.18 ***	1.18	1.18	1.20	1.20	1.19
Ratio of net investment income (%)	.04 ***	.61	.79	.77	.40	1.21
Portfolio turnover rate (%)	26 **	41	28	33	32	43

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

10 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Small Mid Cap Value VIP (the “Fund”) is a diversified series of Deutsche DWS Variable Series II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

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Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of June 30, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2025, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2025, the aggregate cost of investments for federal income tax purposes was $65,572,104. The net unrealized appreciation for all investments based on tax cost was $12,211,846. This consisted of

12 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $15,893,635 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,681,789.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $19,646,379 and $23,186,055, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 13

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.650%
Next $750 million of such net assets	.620%
Next $1.5 billion of such net assets	.600%
Next $2.5 billion of such net assets	.580%
Next $2.5 billion of such net assets	.550%
Next $2.5 billion of such net assets	.540%
Next $2.5 billion of such net assets	.530%
Over $12.5 billion of such net assets	.520%
Accordingly, for the six months ended June 30, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.
For the period from January 1, 2025 through April 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.81%
Class B	1.17%
Effective May 1, 2025 through April 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.84%
Class B	1.21%
For the six months ended June 30, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$19,449
Class B	4,969
$24,418
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2025, the Administration Fee was $36,167, of which $5,951 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2025
Class A	$526	$200
Class B	375	100
	$901	$300

14 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Distribution Service Agreement. Under the Fund’s Class B 12b-1 plan, DWS Distributors, Inc. (“DDI”) received a fee (“Distribution Service Fee”) of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2025, the Distribution Service Fee aggregated $17,363, of which $2,875 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $507, of which $361 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Ownership of the Fund
At June 30, 2025, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 64% and 12%, respectively. Four Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Fund, each owning 23%, 20%, 18% and 16%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2025.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 15

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Small Mid Cap Value VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was equal to the median, in the 4th quartile and in the 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.

16 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.

Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP	| 17

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
VS2SMCV-BFE2024

18 |	Deutsche DWS Variable Series II — DWS Small Mid Cap Value VIP

VS2SMCV-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series II

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/14/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/14/2025